Nuveen Arizona Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
MUNICIPAL BONDS - 99.0%
Education and Civic Organizations - 22.5%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 1,133,670
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 556,730
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA 1,887,381
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C:
300 5.000%, 7/01/43 7/31 at 100.00 AA 373,890
225 4.000%, 7/01/44 7/31 at 100.00 AA 257,240
300 4.000%, 7/01/45 7/31 at 100.00 AA 342,228
250 4.000%, 7/01/46 7/31 at 100.00 AA 284,573
635 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 Aa3 718,401
940 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 1,018,772
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 1,665,315
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 Aa2 1,422,488
Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2021A:
1,000 5.000%, 6/01/42 6/31 at 100.00 Aa2 1,246,380
2,220 5.000%, 6/01/43 6/31 at 100.00 Aa2 2,760,237
500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Series 2019A, 5.000%, 6/01/38
6/29 at 100.00 Aa2 606,210
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 238,671
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 245,441
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 28,034
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 AA- 341,739
705 5.000%, 7/01/47 7/27 at 100.00 AA- 793,992
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 166,386
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 N/R 233,501
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas, Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 BB 574,435
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 AA- 862,482
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 AA- 1,282,377

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 110 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB $ 115,174
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 AA- 153,565
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
125 5.000%, 7/01/28 No Opt. Call AA- 146,691
125 5.000%, 7/01/29 No Opt. Call AA- 149,135
130 5.000%, 7/01/30 No Opt. Call AA- 157,473
125 5.000%, 7/01/31 No Opt. Call AA- 153,491
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 561,340
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 550,105
105 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds, Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 107,833
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A,
5.000%, 10/01/45
10/29 at 100.00 BBB+ 3,404,860
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 BBB 1,340,705
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41, 144A
7/29 at 100.00 N/R 766,267
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 164,160
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 234,685
780 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43
1/30 at 100.00 AA- 914,745
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools
Projects, Series 2019A:
750 5.000%, 7/01/39 7/29 at 100.00 AA- 880,380
335 5.000%, 7/01/49 7/29 at 100.00 AA- 387,555
445 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/51, 144A
7/31 at 100.00 N/R 461,843
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 408,546
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 Baa3 908,886
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 A2 3,262,080
775 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 883,461
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 A+ 743,629

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 AA $ 878,808
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 AA 1,221,980
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 26,843
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Choice Academies Charter Schools Project, Series
2012, 5.625%, 9/01/42
9/22 at 100.00 BB 404,308
690 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/43
7/22 at 100.00 BB+ 693,540
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB- 430,660
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/35, 144A
7/25 at 100.00 BB+ 237,244
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 382,228
610 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 652,212
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
80 3.250%, 7/01/25 No Opt. Call BBB- 81,603
750 5.000%, 7/01/35 7/25 at 100.00 BBB- 811,710
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
5.000%, 7/01/43
7/28 at 100.00 AA- 907,296
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 1,126,890
1,125 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Rowan University Project, Series 2012, 5.000%, 6/01/42, (UB) (4)
6/22 at 100.00 A 1,135,238
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 100,325
320 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 320,141
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 106,441
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 26,088
75 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 84,097
215 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Carden Traditional Schools Project, Series 2012,
7.500%, 1/01/42
3/22 at 100.00 B- 214,978
250 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 265,845
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 AA 163,286
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 501,387

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 250 Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State
University Project, Series 2008, 5.000%, 7/01/22
No Opt. Call AA- $ 253,640
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 BB+ 532,150
42,315 Total Education and Civic Organizations 47,456,120
Health Care - 14.5%
1,510 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A+ 1,644,133
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County
Regional Medical Center, Series 2020A:
105 4.000%, 9/01/36 9/30 at 100.00 A1 119,755
890 4.000%, 9/01/38 9/30 at 100.00 A1 1,015,490
405 4.000%, 9/01/39 9/30 at 100.00 A1 459,230
250 4.000%, 9/01/46 9/30 at 100.00 A1 277,917
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 AA- 1,125,784
1,400 5.000%, 2/01/40 2/30 at 100.00 AA- 1,683,052
2,210 4.000%, 2/01/50 2/30 at 100.00 AA- 2,414,801
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A:
560 4.000%, 2/01/39 2/32 at 100.00 AA- 637,078
1,000 4.000%, 2/01/40 2/32 at 100.00 AA- 1,132,670
600 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A+ 716,442
3,275 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 A+ 3,640,261
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 AA- 2,016,088
2,000 5.000%, 1/01/35 1/27 at 100.00 AA- 2,298,080
1,145 5.000%, 1/01/38 1/27 at 100.00 AA- 1,312,227
2,850 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 AA- 3,145,545
1,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- 1,110,260
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
560 4.000%, 4/01/41 4/31 at 100.00 A 632,111
1,350 4.000%, 4/01/46 4/31 at 100.00 A 1,507,626
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 334,433
750 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 791,302
Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical
Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 A+ 977,755
1,060 4.000%, 8/01/43 8/29 at 100.00 A+ 1,165,343
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 A 543,735
27,380 Total Health Care 30,701,118

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.4%
$ 500 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 AA $ 588,400
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 187,925
750 Total Housing/Multifamily 776,325
Long-Term Care - 2.0%
120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R 109,868
1,000 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/41
5/26 at 103.00 BBB- 1,101,900
920 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 895,528
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 N/R 1,546,204
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 N/R 565,595
4,065 Total Long-Term Care 4,219,095
Tax Obligation/General - 15.3%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 AA 636,526
765 Dysart Unified School District Number 89, Maricopa County, Arizona,
General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27
7/24 at 100.00 AAA 826,345
860 El Mirage,  Arizona, General Obligation Bonds, Series 2012, 5.000%,
7/01/42 - AGM Insured
7/22 at 100.00 AA 870,982
1,000 Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/01/45
7/30 at 100.00 AA 1,126,270
425 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30
7/23 at 100.00 Aaa 450,432
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 Aaa 1,106,930
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 AA 1,733,520
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 AA 910,003
675 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2020, Series
202A, 4.000%, 7/01/38 - AGM Insured
7/30 at 100.00 AA 772,889
Maricopa County School District 14 Creighton Elementary,
Arizona, General Obligation Bonds, School Improvement
Series 2021C:
1,045 4.000%, 7/01/34 7/31 at 100.00 N/R 1,214,520
1,170 4.000%, 7/01/35 7/31 at 100.00 N/R 1,352,847
1,065 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aa1 1,268,468
370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aa1 430,251
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 Aaa 686,184
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 Aa3 1,250,655

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 AA $ 1,161,730
265 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, Improvement Second Series 2020, 4.000%,
7/01/40
7/29 at 100.00 AAA 303,065
Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2015, Series 2021E:
500 3.000%, 7/01/39 7/30 at 100.00 AAA 523,705
275 3.000%, 7/01/40 7/30 at 100.00 AAA 287,556
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 Aa1 1,147,200
860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/35
7/27 at 100.00 AAA 1,001,470
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AAA 2,325,680
260 Mesa, Arizona, General Obligation, Series 2020, 3.000%, 7/01/33 7/30 at 100.00 AAA 277,501
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 A1 865,110
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 798,930
335 Pima County Continental Elementary School District 39, Arizona, General
Obligation Bonds, Series 2011A, 6.000%, 7/01/30 - AGM Insured
7/22 at 100.00 AA 340,718
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 1,211,715
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
7/23 at 100.00 AA 524,240
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 AA 831,735
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 856,230
600 Pinal County Community College District, Pinal County, Arizona, General
Obligation Bonds, Refunding Series 2021, 3.000%, 7/01/36
1/31 at 100.00 AA- 637,992
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 917,544
Tempe, Arizona, General Obligation Bonds, Series 2021:
950 5.000%, 7/01/39 7/31 at 100.00 AAA 1,198,919
1,000 5.000%, 7/01/40 7/31 at 100.00 AAA 1,259,800
500 Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%,
7/01/33
7/29 at 100.00 AA+ 571,000
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 AA- 383,479
335 4.500%, 7/01/34 7/24 at 100.00 AA- 356,454
28,490 Total Tax Obligation/General 32,418,595

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 19.7%
$ 100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R $ 112,386
330 Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose
Stadium Facility Project, Refunding Senior Series 2012A, 5.000%,
7/01/36
7/22 at 100.00 A1 333,617
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 129,654
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,106,580
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 N/R 493,302
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 699,178
95 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)
7/27 at 100.00 N/R 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30
7/25 at 100.00 AA 557,595
450 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 469,813
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 570,800
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 1,129,860
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 AA 1,437,917
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 N/R 727,389
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R 145,248
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R 311,265
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.250%, 7/01/35
7/30 at 100.00 N/R 488,320
Eastmark Community Facilities District 2, Mesa, Arizona,
General Obligation Bonds, Series 2020:
315 4.000%, 7/15/30 No Opt. Call N/R 333,229
480 4.000%, 7/15/35 7/30 at 100.00 N/R 497,146
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 51,872
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
7/22 at 100.00 AA 350,575
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 821,753
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 304,231
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 1,712,475
250 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 258,795
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1/23 at 100.00 AA 1,018,450
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
1,170 4.000%, 7/15/32 7/26 at 100.00 A1 1,260,254
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 187,112

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
$ 500 3.000%, 7/01/39 7/30 at 100.00 AA+ $ 523,705
115 4.000%, 7/01/40 7/30 at 100.00 AA+ 132,166
1,625 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA 1,843,351
810 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%,
12/01/36
12/22 at 100.00 A 830,696
500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 538,065
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/38
8/28 at 100.00 AA 1,689,960
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 N/R 1,384,763
1,000 0.000%, 7/01/46 7/28 at 41.38 N/R 324,860
1,350 4.750%, 7/01/53 7/28 at 100.00 N/R 1,493,019
681 5.000%, 7/01/58 7/28 at 100.00 N/R 763,707
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 AA 567,788
560 4.000%, 8/01/35 8/26 at 100.00 AA 607,992
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA 902,135
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020:
1,915 4.000%, 8/01/38 8/30 at 100.00 AA 2,211,231
2,500 4.000%, 8/01/45 8/30 at 100.00 AA 2,818,550
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA 646,968
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 967,230
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 AA+ 897,728
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 AAA 684,780
Tempe, Arizona, Transit Excise Tax Revenue Obligation
Bonds, Refunding Series 2012:
940 5.000%, 7/01/37 7/22 at 100.00 AAA 953,715
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A:
55 4.000%, 10/01/22 - AGM Insured No Opt. Call AA 55,749
1,005 5.000%, 10/01/32 - AGM Insured 10/22 at 100.00 AA 1,022,738
500 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 508,825
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
3/22 at 100.00 N/R 1,094,087
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 2,535,268
38,758 Total Tax Obligation/Limited 41,580,659
Transportation - 5.1%
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 A1 740,953
1,315 5.000%, 7/01/45 7/25 at 100.00 A1 1,453,798
2,425 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 2,856,723
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Senior Lien Series 2013, 5.000%, 7/01/30, (AMT)
7/23 at 100.00 Aa3 1,044,810

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A:
$ 1,000 5.000%, 7/01/37, (AMT) 7/27 at 100.00 Aa3 $ 1,148,900
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3 1,149,320
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 A3 1,192,280
1,090 5.000%, 7/01/39 7/29 at 100.00 A3 1,277,894
9,500 Total Transportation 10,864,678
U.S. Guaranteed - 3.7% (6)
1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2013A, 5.000%, 7/01/43, (Pre-refunded
7/01/22)
7/22 at 100.00 AA 1,014,420
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 630,397
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 294,783
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
110 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 121,840
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 526,905
900 Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/32,
(Pre-refunded 7/01/22)
7/22 at 100.00 Aa3 912,825
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 465,342
1,040 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 1,130,906
1,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2015, 5.000%, 7/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 AAA 1,120,740
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA 1,040,002
Tempe, Arizona, Transit Excise Tax Revenue Obligation
Bonds, Refunding Series 2012:
560 5.000%, 7/01/37, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 567,980
7,260 Total U.S. Guaranteed 7,826,140
Utilities - 15.8%
650 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A+ 736,398
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 AA+ 1,438,622
500 Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Senior
Lien Series 2012, 5.000%, 7/01/28
7/22 at 100.00 AA 506,905
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 888,576
875 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/49 - AGM Insured
7/29 at 100.00 AA 981,558
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 564,880
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 818,680
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 818,657
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 497,961
800 Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%,
7/01/43
7/29 at 100.00 Aa2 961,560

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
$ 510 4.000%, 7/01/42 7/30 at 100.00 Aa2 $ 584,118
500 4.000%, 7/01/43 7/30 at 100.00 Aa2 571,355
1,000 3.000%, 7/01/44 7/30 at 100.00 Aa2 1,037,700
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AA+ 633,034
650 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 806,228
1,325 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 AAA 1,615,453
1,000 Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A,
5.000%, 7/01/27
7/22 at 100.00 AA 1,015,330
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 343,192
1,420 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,685,426
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 1,521,600
Salt River Project Agricultural Improvement and Power
District, Arizona, Electric System Revenue Bonds,
Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 AA+ 555,105
1,000 5.000%, 12/01/45 6/25 at 100.00 AA+ 1,103,170
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%,
1/01/38
1/27 at 100.00 AA+ 1,155,570
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39
1/30 at 100.00 AA+ 1,142,780
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 2,300,509
Tempe, Arizona, Water and Sewer Revenue Bonds, Series
2021:
2,400 5.000%, 7/01/39 7/31 at 100.00 AA+ 3,028,848
600 5.000%, 7/01/40 7/31 at 100.00 AA+ 755,880
735 Yuma County Industrial Development Authority, Arizona, Exempt Revenue
Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%,
12/01/37, (AMT)
4/22 at 100.00 N/R 698,029
1,000 Yuma Municipal Property Corporation, Arizona, Utility System Revenue
Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28
7/25 at 100.00 AA- 1,111,740
3,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021, 4.000%,
7/01/40 - BAM Insured
7/31 at 100.00 N/R 3,452,640
29,180 Total Utilities 33,331,504
$ 187,698 Total Long-Term Investments (cost $204,474,786) 209,174,234
Floating Rate Obligations - (0.4)%   (845,000)
Other Assets Less Liabilities - 1.4% 3,055,754
Net Assets - 100% $ 211,384,988

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 209,174,234 $ – $ 209,174,234
Total
$ – $ 209,174,234 $ – $ 209,174,234
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 94.8%
MUNICIPAL BONDS - 94.8%
Consumer Staples - 1.0%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 1,000 3.000%, 6/01/48 6/30 at 100.00 BBB+ $ 900,210
65 4.000%, 6/01/48 6/30 at 100.00 BBB+ 68,307
1,065 Total Consumer Staples 968,517
Education and Civic Organizations - 5.0%
2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- 2,473,631
1,000 New Mexico Educational Assistance Foundation, Education Loan Bonds,
Senior Lien Series 2021-1A, 5.000%, 9/01/29, (AMT)
No Opt. Call N/R 1,206,370
700 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/40 - AGM Insured
12/29 at 100.00 AA 771,568
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 A+ 620,867
4,470 Total Education and Civic Organizations 5,072,436
Health Care - 11.6%
1,000 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 4.000%, 2/01/39
2/32 at 100.00 AA- 1,137,640
500 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 559,910
500 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2020A, 4.000%, 7/01/40
7/30 at 100.00 A 559,985
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44
8/25 at 100.00 AA 1,716,206
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 AA 1,091,960
1,010 5.000%, 8/01/46 11/27 at 100.00 AA 1,170,257
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
1,250 5.000%, 8/01/39 8/29 at 100.00 AA 1,517,812
240 5.000%, 8/01/44 8/29 at 100.00 AA 289,090
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center,
Refunding & Improvement Series 2020:
1,800 4.000%, 6/01/34 6/30 at 100.00 BBB+ 2,019,024
785 4.000%, 6/01/35 6/30 at 100.00 BBB+ 879,585
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 813,225
10,385 Total Health Care 11,754,694

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 1.0%
$ 1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
3/22 at 100.00 N/R $ 1,003,510
Housing/Single Family - 4.0%
350 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 Aaa 369,103
1,600 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 Aaa 1,671,312
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 Aaa 661,202
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa 102,929
1,250 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 N/R 1,197,775
4,060 Total Housing/Single Family 4,002,321
Long-Term Care - 1.3%
1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
5/22 at 100.00 BB+ 1,369,395
Tax Obligation/General - 6.6%
1,295 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2014A, 4.000%, 8/01/28
8/23 at 100.00 AA 1,344,080
1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2018, 5.000%, 8/01/36
8/28 at 100.00 AA 1,172,620
600 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Series 2021A,
4.000%, 8/01/35
8/29 at 100.00 AA 684,786
1,000 Hobbs Municipal School District 33, Lea County, New Mexico, General
Obligation Bonds, School Series 2014A, 5.000%, 9/15/28
9/24 at 100.00 Aa3 1,088,170
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%,
8/01/37
8/25 at 100.00 Aa3 548,686
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 Aa3 744,431
1,000 Taos Municipal School District, Taos County, New Mexico, General
Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27
9/24 at 100.00 Aa3 1,087,470
6,085 Total Tax Obligation/General 6,670,243
Tax Obligation/Limited - 35.5%
Albuquerque, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015A:
250 4.000%, 7/01/35 7/25 at 100.00 AAA 266,990
1,195 5.000%, 7/01/37 7/25 at 100.00 AAA 1,322,363
500 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016C, 4.000%, 7/01/34
7/26 at 100.00 AAA 542,390
Artesia, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2019:
1,130 4.000%, 6/01/28 6/26 at 100.00 AA- 1,239,746
570 4.000%, 6/01/29 6/26 at 100.00 AA- 622,656
1,450 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call AAA 1,620,404
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 AAA 1,371,651
445 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 456,472
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 204,260
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 BBB+ 1,095,790

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 AA $ 630,396
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 AA 1,090,240
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 550,455
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB 869,294
985 Las Cruces, New Mexico, State Shared Gross Receipts Tax Revenue Bonds,
Refunding Series 2020, 4.000%, 6/01/38
6/30 at 100.00 Aa3 1,114,567
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 AA 127,838
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 N/R 524,445
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
10/23 at 100.00 N/R 825,771
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 AA 1,105,700
2,250 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission - Subordinate Lien Series 2021A, 5.000%,
6/15/30
No Opt. Call AA 2,826,293
2,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 AA 2,505,507
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,100 4.550%, 7/01/40 7/28 at 100.00 N/R 1,218,591
725 4.750%, 7/01/53 7/28 at 100.00 N/R 801,807
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 AA 849,456
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 AA 1,091,114
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 A+ 1,087,136
2,480 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call AA 2,782,585
Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 AA+ 593,955
400 5.000%, 6/01/37 6/28 at 100.00 AA+ 474,844
555 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
3/22 at 100.00 N/R 540,337
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 AA 1,087,580
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 2,035,300
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R 511,560
535 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/58
7/31 at 100.00 Baa1 579,073
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A(WI/DD, Settling 3/10/22) No Opt. Call N/R 4,994
500 4.000%, 5/01/33, 144A(WI/DD, Settling 3/10/22) 5/29 at 103.00 N/R 495,980
760 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 761,634
32,665 Total Tax Obligation/Limited 35,829,174

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 0.6%
$ 500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 $ 589,015
U.S. Guaranteed - 2.5% (4)
600 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2013, 5.000%, 7/01/28, (Pre-refunded 7/01/23)
7/23 at 100.00 AAA 631,950
805 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42, (Pre-
refunded 8/01/22)
8/22 at 100.00 AA 819,571
1,000 University of New Mexico, Revenue Bonds, Refunding Subordinate Lien
System Series 2014C, 5.000%, 6/01/35, (Pre-refunded 6/01/24)
6/24 at 100.00 AA- 1,084,520
2,405 Total U.S. Guaranteed 2,536,041
Utilities - 25.7%
Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2015:
1,000 5.000%, 7/01/32 7/25 at 100.00 AAA 1,113,460
1,000 4.000%, 7/01/33 7/25 at 100.00 AAA 1,074,340
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 AAA 1,168,380
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA 2,259,235
1,500 Farmington, New Mexico, Pollution Control Revenue Bonds, Southern
California Edison Company - Four Corners Project, Refunding Series
2005A, 1.800%, 4/01/29
No Opt. Call N/R 1,423,365
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 A- 849,908
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 1,130,558
1,125 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31
6/25 at 100.00 AAA 1,252,620
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 AAA 1,120,510
250 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38
6/27 at 100.00 AAA 288,295
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 AAA 535,667
845 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40
6/29 at 100.00 AAA 1,022,053
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Senior Lien Series 2020B:
1,250 3.000%, 6/01/39 6/30 at 100.00 AAA 1,308,725
1,250 3.000%, 6/01/40 6/30 at 100.00 AAA 1,306,550
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Subordinate Lien Series 2019A:
915 5.000%, 6/15/35 6/28 at 100.00 AAA 1,094,734
265 5.000%, 6/15/36 6/28 at 100.00 AAA 316,815
1,040 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39
6/29 at 100.00 AAA 1,264,754
1,750 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2020C-1, 4.000%, 6/15/45
6/30 at 100.00 AAA 1,983,992
1,000 New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue
Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39,
(Mandatory Put 5/01/25)
2/25 at 100.73 Aa2 1,101,320
710 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 842,713
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 507,200
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 AA 796,403

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 AA+ $ 561,015
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 AAA 1,602,960
23,290 Total Utilities 25,925,572
$ 87,290 Total Long-Term Investments (cost $93,144,869) 95,720,918
Other Assets Less Liabilities - 5.2% 5,241,212
Net Assets - 100% $ 100,962,130
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 95,720,918 $ – $ 95,720,918
Total
$ – $ 95,720,918 $ – $ 95,720,918
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.8%
MUNICIPAL BONDS - 96.8%
Education and Civic Organizations - 8.1%
Colorado Educational and Cultural Facilities Authority
Charter School Revenue Bonds, Monument Academy
Charter School Project, Refunding Series 2014:
$ 290 4.000%, 10/01/24 No Opt. Call A+ $ 305,860
720 3.625%, 10/01/29 10/24 at 100.00 A+ 736,387
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Aspen Ridge School
Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 BB 529,005
500 5.250%, 7/01/46, 144A 7/25 at 100.00 BB 527,095
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%,
3/15/37
3/22 at 100.00 AA 1,001,740
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 536,179
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
7/22 at 100.00 A+ 503,505
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Liberty Common Charter
School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 A+ 330,347
500 5.000%, 1/15/44 1/24 at 100.00 A+ 519,550
450 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
12/22 at 100.00 BB+ 457,047
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 100,333
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 98,190
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 BB 1,047,670
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+ 1,071,070
835 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
3/22 at 100.00 BB 838,565
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 690,558
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding
& Improvement Series 2015, 5.000%, 12/15/45
12/25 at 100.00 BBB- 1,079,450
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016,
5.000%, 10/01/36
10/26 at 100.00 A 560,380
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
265 4.000%, 5/01/51 5/28 at 103.00 Baa3 278,878
750 4.000%, 5/01/61 5/28 at 103.00 Baa3 779,055

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Pinnacle Charter School, Refunding &
Improvement Series 2021A:
$ 355 4.000%, 12/01/23 No Opt. Call A+ $ 370,293
370 4.000%, 12/01/24 No Opt. Call A+ 392,463
400 4.000%, 12/01/26 No Opt. Call A+ 437,148
2,000 4.000%, 12/01/50 12/30 at 100.00 A+ 2,202,640
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 272,098
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 Ba1 1,061,860
1,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2012B, 5.000%, 9/01/33
9/22 at 100.00 A+ 1,021,290
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
370 4.000%, 3/01/34 3/27 at 100.00 AA- 408,121
1,000 4.000%, 3/01/35 3/27 at 100.00 AA- 1,102,240
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
6/24 at 100.00 Aa3 420,964
1,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series
2019B, 5.000%, 5/15/44
5/29 at 100.00 Aa2 1,198,370
3,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42
12/27 at 100.00 A+ 3,530,850
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017A:
1,335 4.000%, 3/01/34 9/27 at 100.00 AA 1,485,641
1,450 4.000%, 3/01/40 9/27 at 100.00 AA 1,603,280
1,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 1,656,090
2,510 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%,
3/01/49
3/30 at 100.00 AA 3,016,242
1,350 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2021C, 4.000%,
3/01/38 - BAM Insured
3/32 at 100.00 N/R 1,567,849
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 Aa3 2,125,300
470 El Paso County, Colorado, Revenue Bonds, The Colorado College Project,
Refunding Series 2020A., 5.000%, 6/01/22
No Opt. Call AA 475,156
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40
12/25 at 100.00 Aa2 1,073,230
University of Colorado, Enterprise System Revenue Bonds,
Refunding Green Series 2021A:
200 5.000%, 6/01/31 No Opt. Call Aa1 255,032
2,500 4.000%, 6/01/46 6/31 at 100.00 Aa1 2,867,600
3,100 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 4.000%, 6/01/51
6/31 at 100.00 N/R 3,538,960
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 2,201,020
41,995 Total Education and Civic Organizations 46,274,601

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 15.4%
$ 2,220 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42
10/22 at 100.00 A- $ 2,266,509
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 AA 2,163,709
3,000 4.000%, 11/15/38 11/29 at 100.00 AA 3,368,490
2,000 4.000%, 11/15/43 11/29 at 100.00 AA 2,223,520
965 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49,
(Mandatory Put 11/19/26)
No Opt. Call AA 1,110,985
1,350 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/46
5/26 at 100.00 AA 1,453,113
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
110 5.000%, 11/15/28 5/26 at 100.00 AA 125,422
290 5.000%, 11/15/29 5/26 at 100.00 AA 330,278
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2018A:
2,230 4.000%, 11/15/48 5/28 at 100.00 AA 2,443,589
2,085 5.000%, 11/15/48 5/28 at 100.00 AA 2,461,197
5,825 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/25)
No Opt. Call AA 6,565,765
1,625 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/29
5/24 at 100.00 AA 1,756,495
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call AA 2,014,198
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
1,300 5.000%, 10/01/29 No Opt. Call A- 1,572,532
700 5.000%, 10/01/30 No Opt. Call A- 859,740
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Children's Hospital Colorado Project, Series
2016A:
2,195 5.000%, 12/01/41 6/26 at 100.00 A+ 2,456,666
2,200 5.000%, 12/01/44 6/26 at 100.00 A+ 2,457,510
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
150 5.000%, 8/01/25 No Opt. Call BBB+ 166,453
5,250 4.000%, 8/01/44 8/29 at 100.00 BBB+ 5,692,575
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
225 5.000%, 8/01/36 8/29 at 100.00 BBB+ 265,046
6,085 5.000%, 8/01/44 8/29 at 100.00 BBB+ 7,065,780
4,000 4.000%, 8/01/49 8/29 at 100.00 BBB+ 4,310,320
1,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 1,679,896
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center Inc. Project, Refunding
Series 2017:
265 5.000%, 9/01/24 No Opt. Call Baa1 287,907
235 5.000%, 9/01/26 No Opt. Call Baa1 269,338
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 Baa1 3,902,345
1,315 4.000%, 9/01/34 9/25 at 100.00 Baa1 1,386,036
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/45
9/30 at 100.00 Baa1 1,355,475

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
$ 545 5.000%, 11/01/32 11/29 at 100.00 AA- $ 659,112
535 5.000%, 11/01/33 11/29 at 100.00 AA- 645,611
500 4.000%, 11/01/39 11/29 at 100.00 AA- 554,975
3,950 5.000%, 11/01/49 11/29 at 100.00 AA- 4,637,063
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
470 5.000%, 1/01/25 No Opt. Call AA- 516,436
1,245 5.000%, 1/01/31 1/30 at 100.00 AA- 1,529,097
3,500 4.000%, 1/01/35 1/30 at 100.00 AA- 3,909,150
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA- 3,875,900
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.000%, 1/01/44
1/24 at 100.00 AA- 609,092
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A- 2,186,100
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Valley View Hospital Association, Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 A- 243,724
1,670 4.000%, 5/15/34 5/27 at 100.00 A- 1,807,274
1,050 4.000%, 5/15/35 5/27 at 100.00 A- 1,135,239
1,050 Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical
Center, Series 2015, 5.000%, 1/15/35
1/26 at 100.00 A+ 1,166,245
Delta County Memorial Hospital District, Colorado,
Enterprise Revenue Bonds, Refunding Series 2010:
515 5.500%, 9/01/25 3/22 at 100.00 BB 505,081
600 5.500%, 9/01/30 3/22 at 100.00 BB 566,112
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
12/23 at 100.00 BBB 497,914
1,160 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
5/24 at 100.00 AA 1,251,756
78,980 Total Health Care 88,306,770
Housing/Multifamily - 0.1%
280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
3/22 at 100.00 A2 281,058
Industrials - 0.7%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
500 5.000%, 12/01/29 12/26 at 100.00 Baa2 561,680
1,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,118,520
2,000 5.000%, 12/01/35 12/26 at 100.00 Baa2 2,229,260
3,500 Total Industrials 3,909,460
Long-Term Care - 2.0%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 506,380
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project, Refunding
Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 N/R 1,388,048
2,315 5.000%, 1/01/37 1/24 at 102.00 N/R 2,432,950
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 N/R 2,075,320
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 A- 2,200,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%,
12/01/35
6/25 at 100.00 A- $ 1,090,270
300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BB+ 333,039
1,430 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017B, 5.000%,
5/15/48
5/23 at 100.00 BB+ 1,495,308
10,860 Total Long-Term Care 11,521,355
Tax Obligation/General - 13.3%
Adams and Weld Counties School District 27J, Brighton,
Colorado, General Obligation Bonds, Series 2015:
3,090 5.000%, 12/01/29 12/25 at 100.00 AA 3,491,885
250 5.000%, 12/01/40 12/25 at 100.00 AA 279,795
1,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/38
12/28 at 100.00 Aa1 1,241,700
Aspen Fire Protection District, Pitkin County, Colorado,
Certificates of Participation, Series 2019:
500 4.000%, 12/01/31 12/29 at 100.00 A+ 564,235
200 4.000%, 12/01/32 12/29 at 100.00 A+ 225,412
350 4.000%, 12/01/36 12/29 at 100.00 A+ 392,955
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 AA+ 164,671
Boulder Valley School District RE2, Boulder County,
Colorado, General Obligation Bonds, Series 2019A:
2,475 5.000%, 12/01/33 6/29 at 100.00 AA+ 3,035,390
1,295 4.000%, 12/01/44 6/29 at 100.00 AA+ 1,469,294
1,750 Cherry Creek School District 5,  Arapahoe County, Colorado, General
Obligation Bonds, Series 2021, 5.000%, 12/15/38
12/30 at 100.00 AA+ 2,196,110
Delta,Colorado, Sales and Use Tax Revenue Bonds,
Refunding Series 2019:
550 5.000%, 12/01/28 - BAM Insured No Opt. Call AA 665,946
1,050 4.000%, 12/01/36 - BAM Insured 12/29 at 100.00 AA 1,194,858
1,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/45
12/30 at 100.00 AA+ 1,149,890
1,000 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/28
No Opt. Call AAA 1,214,780
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 2,159,952
Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016:
780 4.500%, 12/01/36 12/26 at 100.00 AA- 870,035
2,500 5.000%, 12/01/45 12/26 at 100.00 AA- 2,806,350
1,345 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 Aa1 1,472,667
1,240 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/15/30
12/29 at 100.00 Aa1 1,542,014
Foothills Park and Recreation District, Subdistrict A,
Jefferson County, Colorado, General Obligation Bonds,
Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 AA 634,842
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 AA 494,313
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 AA 1,431,889
1,300 Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding &
improvement, Series 2019, 4.000%, 10/01/37
10/27 at 100.00 AA- 1,405,625
2,000 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R 2,283,740
Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 AA 772,645
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 AA 2,059,207

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 595 Ignacio School District 11JT, La Plata County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/28
12/26 at 100.00 Aa2 $ 659,397
Jefferson County School District R1, Colorado, General
Obligation Bonds, Series 2020A:
1,090 5.000%, 12/15/28 No Opt. Call Aa1 1,332,547
2,900 5.000%, 12/15/29 No Opt. Call Aa1 3,619,606
Larimer County School District R1, Poudre, Colorado,
General Obligation Bonds, Refunding Series 2019:
1,415 5.000%, 12/15/28 No Opt. Call Aa1 1,724,772
1,250 5.000%, 12/15/29 12/28 at 100.00 Aa1 1,529,662
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 AA+ 821,437
1,355 Pitkin County School District 1 Aspen, Colorado, General Obligation
Bonds, Series 2021, 5.000%, 12/01/30
No Opt. Call Aaa 1,723,181
Pueblo County School District 60, Pueblo, Colorado,
General Obligation Bonds, Series 2020:
1,240 5.000%, 12/15/31 12/29 at 100.00 AA 1,538,332
1,000 5.000%, 12/15/34 12/29 at 100.00 AA 1,236,780
1,000 5.000%, 12/15/38 12/29 at 100.00 AA 1,232,010
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 AA 1,629,525
Roaring Fork Transporation Authority, Colorado, Property
Tax Revenue Bonds, Series 2021A:
2,350 4.000%, 12/01/46 12/31 at 100.00 AA- 2,681,327
2,750 4.000%, 12/01/51 12/31 at 100.00 AA- 3,127,300
450 South Suburban Park and Recreation District, Arapahoe, Douglas, and
Jefferson Counties, Colorado, General Obligation Bonds, Series 2019,
4.000%, 12/15/37
12/29 at 100.00 AA 515,718
Strasburg School District 31J, Adam amd Arapahoe
Counties, Colorado, General Obligation Bonds, Series
2021:
690 5.000%, 12/01/31 12/30 at 100.00 Aa2 868,724
875 5.000%, 12/01/33 12/30 at 100.00 Aa2 1,097,469
Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020:
2,000 5.000%, 12/01/32 12/29 at 100.00 AA 2,476,100
2,315 5.000%, 12/01/44 12/29 at 100.00 AA 2,821,152
2,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2021, 4.000%, 12/01/45
6/31 at 100.00 AA 2,295,400
3,130 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/26 - AGM Insured
No Opt. Call AA 3,644,353
1,400 Weld County School District RE7, Colorado, General Obligation Bonds,
Series 2019, 4.000%, 12/01/31
12/29 at 100.00 Aa2 1,628,606
Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Improvement Series 2020A:
200 4.000%, 12/01/27 - AGM Insured No Opt. Call AA 223,832
200 4.000%, 12/01/28 - AGM Insured No Opt. Call AA 226,726
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 AA 2,366,960
64,930 Total Tax Obligation/General 76,241,116
Tax Obligation/Limited - 34.7%
300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 314,136
850 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 837,650
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 473,395
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 AA 1,851,119

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R $ 524,865
4,150 Aspen, Colorado, Certificates of Participation, Series 2019, 5.000%,
12/01/48
12/29 at 100.00 Aa1 4,979,294
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 636,018
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 514,135
200 Breckenridge, Colorado, Certificates of Participation, Refunding &
Improvement Series 2020B, 5.000%, 12/01/28
No Opt. Call Aa2 241,312
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
12/22 at 103.00 N/R 1,091,423
515 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 548,655
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 N/R 614,904
1,470 Broomfield, Colorado, Sales and Use Tax Revenue Bonds, Series 2017,
5.000%, 12/01/34
12/27 at 100.00 Aa3 1,732,086
Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation
Refunding and Improvement Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 AA 1,216,850
1,805 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 AA 1,993,550
200 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/30 - AGM
Insured
No Opt. Call AA 232,806
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
12/22 at 103.00 N/R 1,187,239
500 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.625%, 12/01/38
12/23 at 100.00 BBB 525,090
130 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43
12/23 at 100.00 BB+ 133,661
500 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 520,030
500 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 523,625
1,100 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,161,226
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 Aa2 2,317,200
Colorado State, Building Excellent Schools Today,
Certificates of Participation, Series 2019O:
1,000 5.000%, 3/15/30 3/29 at 100.00 Aa2 1,220,740
820 5.000%, 3/15/31 3/29 at 100.00 Aa2 997,792
1,000 4.000%, 3/15/44 3/29 at 100.00 Aa2 1,113,580
1,315 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/40
6/30 at 100.00 Aa2 1,483,596
1,000 Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%,
12/15/35
12/28 at 100.00 Aa2 1,129,790
Colorado State, Certificates of Participation, Rural Series
2020A:
6,250 5.000%, 12/15/30 No Opt. Call Aa2 7,878,250
2,075 5.000%, 12/15/33 12/30 at 100.00 Aa2 2,602,714
1,000 4.000%, 12/15/35 12/30 at 100.00 Aa2 1,151,810
1,085 4.000%, 12/15/37 12/30 at 100.00 Aa2 1,243,258

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%,
12/15/39
12/31 at 100.00 Aa2 $ 1,155,850
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 AA 2,219,380
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44 - AGM Insured
8/24 at 100.00 AA 1,074,170
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
1,200 5.000%, 8/01/41 8/26 at 100.00 AA 1,356,048
6,000 5.000%, 8/01/46 8/26 at 100.00 AA 6,745,020
Copperleaf Metropolitan District 2, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Convertible to Unlimited Tax Series 2020:
375 4.000%, 12/01/26 - BAM Insured No Opt. Call AA 417,210
350 4.000%, 12/01/27 - BAM Insured No Opt. Call AA 394,765
700 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 798,301
900 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 939,735
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 AA 1,104,090
Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2020A:
250 5.000%, 12/01/25 - AGM Insured No Opt. Call AA 281,540
225 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 259,474
275 5.000%, 12/01/27 - AGM Insured No Opt. Call AA 324,360
500 4.000%, 12/01/32 - AGM Insured 12/30 at 100.00 AA 581,775
962 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 1,001,471
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 Aa3 1,308,240
2,155 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 2,406,165
Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A:
1,000 4.000%, 8/01/36 8/31 at 100.00 AA- 1,165,410
1,500 4.000%, 8/01/51 8/31 at 100.00 AA- 1,686,105
135 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 143,706
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 508,735
1,000 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 AA+ 1,067,810
1,225 Douglas County School District RE1, Douglas and Elbert Counties,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38
12/28 at 100.00 Aa1 1,479,224
Dove Valley Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series
2019:
500 4.000%, 12/01/35 12/29 at 100.00 AA 573,435
700 4.000%, 12/01/36 12/29 at 100.00 AA 801,969
750 4.000%, 12/01/37 12/29 at 100.00 AA 859,020
1,000 4.000%, 12/01/38 12/29 at 100.00 AA 1,139,490
1,000 4.000%, 12/01/39 12/29 at 100.00 AA 1,133,700
1,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 AA 1,775,220
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 Aa3 2,253,540

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement, Series 2021:
$ 700 5.000%, 12/01/46 - AGM Insured 12/31 at 100.00 N/R $ 842,387
1,200 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 N/R 1,325,112
1,570 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 AA 1,700,545
First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 Ba1 509,370
595 5.000%, 12/01/39 9/24 at 103.00 Ba1 635,722
Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020A:
325 4.000%, 12/01/22 - AGM Insured No Opt. Call AA 332,322
600 4.000%, 12/01/39 - AGM Insured 12/30 at 100.00 AA 684,510
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 504,595
1,405 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/35
12/31 at 100.00 N/R 1,626,007
Fraser Valley Metropolitan Recreation District, Grand
County, Colorado, General Obligation Bonds, Refunding
Series 2020:
500 2.000%, 12/01/24 No Opt. Call AA 507,280
375 2.000%, 12/01/25 No Opt. Call AA 381,079
400 2.000%, 12/01/26 No Opt. Call AA 406,692
325 4.000%, 12/01/27 No Opt. Call AA 365,615
520 4.000%, 12/01/29 No Opt. Call AA 600,532
Fronterra Village Metropolitan District 2, Commerce City,
Adams County, Colorado, Limited Tax General Obligation
Bonds, Refunding Series 2019:
120 4.000%, 12/01/22 - BAM Insured No Opt. Call AA 122,550
275 4.000%, 12/01/23 - BAM Insured No Opt. Call AA 287,480
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 AA 862,704
Grand Junction, Colorado, Certificates of Participation,
Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 AA- 541,096
670 4.000%, 12/01/37 12/29 at 100.00 AA- 762,232
Grand Junction, Colorado, Certificates of Participation,
Series 2021:
500 4.000%, 12/01/40 12/30 at 100.00 AA- 573,730
1,005 4.000%, 12/01/45 12/30 at 100.00 AA- 1,141,881
2,535 Grand Junction, Colorado, General Fund Revenue Bonds, Improvement
Series 2020B, 4.000%, 3/01/49
3/30 at 100.00 AA 2,859,581
Gunnison County, Colorado, Certificates of Participation,
Series 2020A:
375 5.000%, 12/01/28 No Opt. Call Aa3 450,082
555 5.000%, 12/01/30 12/29 at 100.00 Aa3 676,118
635 5.000%, 12/01/31 12/29 at 100.00 Aa3 771,690
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
12/22 at 100.00 N/R 340,986
350 Heritage Ridge Metropolitan District, Berthoud, Colorado, Senior Limited
Tax General Obligation Bonds, Refunding Series 2021A, 4.000%,
12/01/42 - AGM Insured
12/26 at 103.00 N/R 381,196
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 1,042,250

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 A2 $ 1,301,558
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
12/23 at 103.00 Ba2 390,119
500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R 466,210
2,875 Larimer, Weld and Boulder Counties School District R2-J, Thompson,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31
12/28 at 100.00 AA 3,499,306
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 -
BAM Insured
12/31 at 100.00 AA 1,122,750
2,660 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 AA 3,040,008
Lincoln Park Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation and
Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 528,163
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 AA 2,282,440
1,100 Longmont, Colorado, Open Space Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2020, 4.250%, 11/15/22 - AGM
Insured
No Opt. Call AA 1,126,158
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 AA+ 1,772,316
Lorson Ranch Metropolitan District 2, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2016:
825 5.000%, 12/01/36 12/26 at 100.00 BBB+ 924,858
1,805 5.000%, 12/01/41 12/26 at 100.00 BBB+ 2,007,268
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 AA 742,547
1,560 Moffat County, Colorado, Certificates of Participation, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 A+ 1,727,450
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 BBB+ 1,190,558
Monument, El Paso County,  Colorado, Certificate of
Participation, Series 2020:
505 4.000%, 12/01/23 - AGM Insured No Opt. Call AA 528,907
1,000 4.000%, 12/01/45 - AGM Insured 12/28 at 100.00 AA 1,097,540
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 N/R 517,930
500 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 523,280
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 585,567
725 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
12/22 at 103.00 N/R 756,124
Northglenn Urban Renewal Authority, Northglenn,
Colorado, Tax Increment Revenue Bonds, Urban Renewal
Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call BBB- 257,083
305 4.000%, 12/01/28 No Opt. Call BBB- 336,592
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 N/R 795,755
1,000 Palisade Park North Metropolitan District 1, Broomfield City and County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax,
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
9/31 at 100.00 N/R 1,107,230

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
$ 125 5.000%, 12/01/24 No Opt. Call Baa3 $ 135,366
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa3 1,667,280
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 A 1,168,972
235 5.000%, 12/01/45 12/25 at 100.00 A 256,650
2,250 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 A 2,455,605
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A 1,329,542
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A:
200 5.000%, 12/01/28 - AGM Insured No Opt. Call AA 242,162
200 5.000%, 12/01/29 - AGM Insured No Opt. Call AA 246,974
2,235 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 2,555,365
2,000 4.000%, 12/01/46 - AGM Insured 12/29 at 100.00 AA 2,254,920
Parker, Colorado, Certificates of Participation, Refunding
Series 2019:
225 5.000%, 11/01/24 No Opt. Call AA 246,483
320 5.000%, 11/01/25 No Opt. Call AA 360,179
275 5.000%, 11/01/26 No Opt. Call AA 317,826
320 5.000%, 11/01/27 5/27 at 100.00 AA 373,194
400 5.000%, 11/01/28 5/27 at 100.00 AA 465,412
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
12/22 at 100.00 N/R 1,515,270
Poudre Tech Metro District, Colorado, Unlimited Property
Tax Supported Revenue Bonds, Refunding Series 2020:
275 3.000%, 12/01/25 - AGM Insured No Opt. Call AA 289,223
400 3.000%, 12/01/26 - AGM Insured No Opt. Call AA 424,888
330 3.000%, 12/01/28 - AGM Insured No Opt. Call AA 355,453
500 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48
12/23 at 103.00 N/R 526,055
Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 N/R 602,135
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 N/R 595,545
Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2019:
1,150 4.000%, 12/01/31 12/27 at 100.00 Aa3 1,274,430
1,235 4.000%, 12/01/32 12/27 at 100.00 Aa3 1,366,503
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 248,414
2,513 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 2,716,377
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 1,105,980
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 2,902,650
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 N/R 409,132
2,500 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 AA+ 2,859,000
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 AA+ 2,663,473

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R $ 522,490
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 N/R 572,133
190 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28
12/25 at 100.00 A 204,708
500 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/25 - AGM Insured
No Opt. Call AA 543,035
580 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 598,183
South Suburban Park and Recreation District, Colorado,
Certificates of Participation, Series 2019:
1,180 4.000%, 12/15/37 12/28 at 100.00 AA- 1,303,971
2,270 4.000%, 12/15/38 12/28 at 100.00 AA- 2,504,559
1,400 South Suburban Park and Recreation District, Colorado, Certificates of
Participation, Series 2021, 4.000%, 12/15/41
12/31 at 100.00 N/R 1,587,474
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 Ba1 215,932
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 Ba1 372,967
500 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
12/22 at 103.00 N/R 518,945
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 526,200
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 859,313
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 517,045
150 Stoneridge Metropolitan District, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 -
BAM Insured
12/26 at 100.00 AA 166,563
Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding Series 2019:
125 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 136,456
200 4.000%, 12/01/27 - BAM Insured No Opt. Call AA 223,716
150 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 169,943
225 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 274,023
435 5.000%, 12/01/30 - BAM Insured 12/29 at 100.00 AA 527,142
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 AA 556,816
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 AA 301,652
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 AA 301,588
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 841,193
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 Ba2 1,790,388
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series
2015, 3.250%, 12/01/28
12/24 at 100.00 A+ 799,121
2,000 Triview Metropolitan District 4, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 2,106,960
1,000 Vale, Colorado, Certificates of Participation, Series 2021, 4.000%, 12/01/46 12/31 at 100.00 N/R 1,138,190

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Vauxmont Metropolitan District, Arvada, Colorado, Limited
Tax General Obligation and Special Revenue Bonds,
Convertible to Unlimited Tax Refunding Subordinate
Series 2019:
$ 135 5.000%, 12/15/26 - AGM Insured 12/24 at 103.00 AA $ 151,537
250 5.000%, 12/15/27 - AGM Insured 12/24 at 103.00 AA 280,433
225 5.000%, 12/15/29 - AGM Insured 12/24 at 103.00 AA 252,142
2,350 VDW Metropolitan District 2, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2022A-2, 4.000%,
12/01/45 - BAM Insured
12/31 at 100.00 N/R 2,563,074
Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds,
Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 AA 603,367
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,419,462
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 AA 541,235
Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call N/R 106,460
1,000 4.000%, 12/01/33 12/26 at 100.00 N/R 1,023,940
300 5.000%, 12/01/35 12/26 at 100.00 N/R 317,487
645 5.250%, 12/01/40 12/26 at 100.00 N/R 684,945
130 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22
No Opt. Call N/R 130,523
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 N/R 614,472
Westminster, Colorado, Certificates of Participation, Series
2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 AA 1,677,600
1,000 4.000%, 12/01/38 12/25 at 100.00 AA 1,064,650
Wheatlands Metropolitan District 2, Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Refunding
Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 AA 1,123,050
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 AA 1,688,068
500 Wildgrass Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2014A, 4.000%, 12/01/34 - BAM Insured
12/24 at 100.00 AA 534,140
177,670 Total Tax Obligation/Limited 198,697,567
Transportation - 5.8%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 1,097,110
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB- 518,905
1,750 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2017A, 5.000%, 11/15/29, (AMT)
11/27 at 100.00 AA- 2,019,063
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
11/23 at 100.00 A+ 1,059,660
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
2,055 5.000%, 12/01/27, (AMT) No Opt. Call A+ 2,377,511
1,510 5.000%, 12/01/28, (AMT) No Opt. Call A+ 1,777,708
2,000 5.000%, 12/01/37, (AMT) 12/28 at 100.00 A+ 2,333,260
4,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+ 4,991,949
4,000 5.000%, 12/01/48, (AMT) 12/28 at 100.00 A+ 4,608,640
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 A+ 1,187,230
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 519,835
1,975 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/22 - NPFG Insured
No Opt. Call A 1,966,073

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 750 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
3/22 at 100.00 Baa2 $ 745,335
Grand Junction Regional Airport Authority, Colorado,
General Airport Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call Baa2 760,512
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 Baa2 1,100,274
1,215 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,383,606
1,275 5.000%, 12/01/33 12/26 at 100.00 Baa2 1,452,352
1,000 5.000%, 12/01/34 12/26 at 100.00 Baa2 1,146,680
2,000 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 1/15/33
1/31 at 100.00 A- 2,251,160
29,480 Total Transportation 33,296,863
U.S. Guaranteed - 5.2% (4)
500 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43,
(Pre-refunded 4/01/23)
4/23 at 100.00 A- 522,560
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 58,367
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 1,850,218
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 N/R 3,895,252
1,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2009B, 5.000%, 7/01/38, (Pre-refunded
11/09/22)
11/22 at 100.00 BBB+ 1,501,026
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Series 2013A:
1,510 5.250%, 1/01/40, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ 1,563,560
2,000 5.250%, 1/01/45, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ 2,071,800
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2012A, 5.000%,
12/01/33, (Pre-refunded 12/01/22)
12/22 at 100.00 A- 1,031,490
640 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Refunding Series
2012, 5.000%, 12/01/42, (Pre-refunded 6/01/22)
6/22 at 100.00 N/R 647,053
1,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R 1,146,498
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 503,086
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 3,353,910
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 585,620
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 585,620
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Series 2013C:
675 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 702,304
625 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 649,962
550 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.250%, 12/01/34, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R 568,128
Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Refunding Series 2014A:
1,000 4.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 1,074,670
1,000 4.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 1,074,670

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 525 Stonegate Village Metropolitan District, Colorado, Water Enterprise
Revenue Bonds, Series 2015, 5.000%, 12/01/45, (Pre-refunded
12/01/22)
12/22 at 100.00 AA $ 541,128
1,065 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 N/R 1,128,794
645 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1 685,254
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1 3,908,712
27,310 Total U.S. Guaranteed 29,649,682
Utilities - 11.5%
Arapahoe County Water and Wastewater Authority,
Colorado, Revenue Bonds, Refunding Series 2019:
3,000 4.000%, 12/01/36 12/29 at 100.00 AA 3,472,020
2,500 4.000%, 12/01/38 12/29 at 100.00 AA 2,887,475
Aurora, Colorado, Sewer Improvement Revenue Bonds,
Seam Facility and Other System Improvements Project,
First Lien Series 2021:
1,000 4.000%, 8/01/39 8/31 at 100.00 N/R 1,169,030
3,315 4.000%, 8/01/46 8/31 at 100.00 AA+ 3,819,477
1,000 Castle Rock, Colorado, Water and Sewer Enterprise Revenue Bonds,
Series 2022, 4.000%, 12/01/42
12/32 at 100.00 N/R 1,156,930
3,940 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43
12/28 at 100.00 AAA 4,731,585
645 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/45 - BAM Insured
8/30 at 100.00 AA 743,150
500 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2020B, 5.000%, 11/15/26
No Opt. Call AA+ 581,890
6,840 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Improvement Series 2020C, 5.000%, 11/15/50
11/30 at 100.00 AA+ 8,396,716
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 AA+ 540,155
765 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Fountain, Electric, Water &
Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 -
BAM Insured
9/24 at 100.00 AA 806,264
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
3/22 at 100.00 Aa3 1,013,230
Colorado Water Resources and Power Development
Authority, Water Resources Revenue Bonds, Telluride
Town Project, Series 2020A:
240 4.000%, 6/01/29 - AGM Insured No Opt. Call AA 271,975
1,090 4.000%, 6/01/35 - AGM Insured 6/30 at 100.00 AA 1,237,935
1,250 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42
9/27 at 100.00 AAA 1,383,812
455 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA 508,144
1,200 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/39
11/29 at 100.00 AA- 1,364,160
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 AA- 727,142
1,815 4.000%, 11/15/35 11/25 at 100.00 AA- 1,953,993

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2020:
$ 435 5.000%, 11/15/30 5/30 at 100.00 AA- $ 540,753
400 4.000%, 11/15/34 5/30 at 100.00 AA- 462,396
220 4.000%, 11/15/35 5/30 at 100.00 AA- 254,073
Erie, Boulder and Weld Counties, Colorado, Water
Enterprise Revenue Bonds, Refunding Series 2015:
500 3.000%, 12/01/29 12/25 at 100.00 AA 524,510
570 4.000%, 12/01/31 12/25 at 100.00 AA 618,843
Firestone, Colorado, Water Enterprise Revenue Bones,
Series 2020:
500 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 613,375
500 5.000%, 12/01/31 - BAM Insured 12/30 at 100.00 AA 622,635
340 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 388,681
Fort Lupton, Colorado, Water System Revenue Bonds,
Refunding & Improvement Series 2017:
1,140 4.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 1,247,764
2,430 5.000%, 12/01/47 - AGM Insured 12/27 at 100.00 AA 2,791,487
Fountain, El Paso County, Colorado, Acting by and through
the City of Fountain Electric, Water and Wastewater Utility
Enterprise, Water and Electric Revenue Bonds, Series
2019:
530 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 613,830
320 4.000%, 12/01/35 - AGM Insured 12/26 at 100.00 AA 348,201
525 4.000%, 12/01/37 - AGM Insured 12/26 at 100.00 AA 568,297
350 Little Thompson Water District, Colorado, Water Revenue Bonds, Series
2020, 4.000%, 12/01/50
12/30 at 100.00 AA- 395,063
2,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 A+ 2,371,940
775 Metropolitan Wastewater Reclamation District, Colorado, Sewer Revenue
Bonds, Refunding Series 2019A, 5.000%, 4/01/23
No Opt. Call AAA 809,433
Morgan County Quality Water District, Morgan and
Washington Counties, Colorado, Water Revenue Bonds,
Series 2020:
250 3.000%, 12/01/24 - AGM Insured No Opt. Call AA 260,485
250 4.000%, 12/01/31 - AGM Insured 12/30 at 100.00 AA 288,465
325 4.000%, 12/01/33 - AGM Insured 12/30 at 100.00 AA 374,111
285 4.000%, 12/01/36 - AGM Insured 12/30 at 100.00 AA 326,989
1,115 North Weld County Water District, Colorado, Water Enterprise Revenue
Bonds,  Series 2019, 4.000%, 11/01/30
11/27 at 100.00 AA 1,252,859
Northglenn, Colorado, Wastewater Revenue Bonds, Series
2021:
300 4.000%, 12/01/26 - BAM Insured No Opt. Call AA 333,768
300 4.000%, 12/01/32 - BAM Insured 12/30 at 100.00 AA 351,696
2,025 4.000%, 12/01/45 - BAM Insured 12/30 at 100.00 AA 2,344,302
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2020:
745 4.000%, 11/01/38 11/29 at 100.00 AA+ 847,892
300 4.000%, 11/01/40 11/29 at 100.00 AA+ 340,332
730 4.000%, 11/01/42 11/29 at 100.00 AA+ 825,499
500 4.000%, 11/01/44 11/29 at 100.00 AA+ 563,305
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call AA- 1,551,099
Triview Metropolitan District, El Paso County, Colorado,
Water and Wastewater Enterprise Revenue Bonds, Green
Series 2020:
110 5.000%, 12/01/28 - BAM Insured No Opt. Call AA 132,800
200 5.000%, 12/01/29 - BAM Insured 12/28 at 100.00 AA 240,554
1,000 4.000%, 12/01/40 - BAM Insured 12/28 at 100.00 AA 1,116,120

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Triview Metropolitan District, El Paso County, Colorado,
Water and Wastewater Enterprise Revenue Bonds, Series
2020B:
$ 1,250 4.000%, 12/01/45 - BAM Insured 12/30 at 100.00 AA $ 1,414,962
1,450 4.000%, 12/01/50 - BAM Insured 12/30 at 100.00 AA 1,631,801
1,625 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%,
12/01/45 - AGM Insured
12/30 at 100.00 AA 1,846,325
57,295 Total Utilities 65,979,728
$ 492,300 Total Long-Term Investments (cost $541,112,521) 554,158,200
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.2%
MUNICIPAL BONDS - 1.2%
Health Care - 1.2%
1,000 Colorado Health Facilities Authority, Colorado, Variable Rate Demand
Obligations, Revenue Bonds, Children's Hospital Colorado Project,
Refunding Series 2020A, 0.220%, 12/01/52, (Mandatory Put 3/07/22) (5)
2/22 at 100.00 AA+ 1,000,000
5,625 University of Colorado Hospital Authority, Colorado, Variable Rate
Demand Obligations, Revenue Bonds, Variable Rate Series 2018B,
0.190%, 11/15/35, (Mandatory Put 3/07/22) (5)
3/22 at 100.00 AA 5,625,000
6,625 Total Health Care 6,625,000
$ 6,625 Total Short-Term Investments (cost $6,625,000) 6,625,000
Total Investments (cost $547,737,521) - 98.0% 560,783,200
Other Assets Less Liabilities - 2.0% 11,593,679
Net Assets - 100% $ 572,376,879
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 554,158,200 $ – $ 554,158,200
Short-Term Investments:
Municipal Bonds – 6,625,000 – 6,625,000
Total
$ – $ 560,783,200 $ – $ 560,783,200

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.9%
MUNICIPAL BONDS - 100.8%
Consumer Discretionary - 1.6%
$ 4,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC $ 4,173,720
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (4)
3/22 at 100.00 N/R 600,000
5,000 Total Consumer Discretionary 4,773,720
Consumer Staples - 2.2%
915 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 996,792
545 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
3/22 at 100.00 Ba1 559,301
1,105 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/22 at 100.00 N/R 1,105,353
730 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 777,173
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 1,123,410
35 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
3/22 at 100.00 A1 35,081
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,995,703
6,230 Total Consumer Staples 6,592,813
Education and Civic Organizations - 7.0%
Baltimore County, Maryland, Economic Development
Revenue Bonds, McDonogh School Facility, Series 2021:
665 4.000%, 9/01/32 9/31 at 100.00 A+ 778,722
450 4.000%, 9/01/35 9/31 at 100.00 A+ 521,802
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/37
3/31 at 100.00 N/R 1,100,920
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 BB+ 1,602,345
Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, Stevenson University, Series
2021A:
750 4.000%, 6/01/41 6/31 at 100.00 BBB- 828,503
2,000 4.000%, 6/01/55 6/31 at 100.00 BBB- 2,166,840
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2012A:
1,165 5.000%, 7/01/26 7/22 at 100.00 BBB+ 1,177,500
1,700 5.000%, 7/01/34 7/22 at 100.00 BBB+ 1,720,587
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BBB+ 564,200
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA+ 523,425
2,625 4.250%, 7/01/41 7/23 at 100.00 AA+ 2,725,616
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 A 529,830
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A 1,434,927
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29
6/22 at 100.00 Baa1 2,019,120

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2016:
$ 385 5.000%, 6/01/29 6/26 at 100.00 Baa1 $ 431,716
700 5.000%, 6/01/33 6/26 at 100.00 Baa1 779,842
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2017:
315 5.000%, 6/01/36 6/26 at 100.00 Baa1 349,952
235 5.000%, 6/01/42 6/26 at 100.00 Baa1 259,224
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 A+ 1,217,854
19,300 Total Education and Civic Organizations 20,732,925
Energy - 1.1%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
3/22 at 100.00 BB- 3,294,621
Health Care - 12.5%
Maryland Health and Higher Educational Facilities Authority,
Maryland, Hospital Revenue Bonds, Meritus Medical
Center, Series 2015:
660 4.000%, 7/01/32 7/25 at 100.00 A- 704,504
1,650 4.250%, 7/01/35 7/25 at 100.00 A- 1,777,693
1,000 5.000%, 7/01/45 7/25 at 100.00 A- 1,094,350
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series
2017B:
750 5.000%, 7/01/34 7/27 at 100.00 Baa3 830,437
500 5.000%, 7/01/38 7/27 at 100.00 Baa3 549,845
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+ 101,637
1,250 5.000%, 7/01/38 7/26 at 100.00 BBB+ 1,406,800
440 4.000%, 7/01/42 7/26 at 100.00 BBB+ 469,159
1,750 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/36
1/32 at 100.00 Baa3 2,107,315
680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 N/R 727,824
2,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3 2,350,896
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series
2020:
740 3.250%, 7/01/39 7/30 at 100.00 A- 763,503
50 4.000%, 7/01/40 7/30 at 100.00 A- 55,759
520 4.000%, 7/01/45 7/30 at 100.00 A- 574,454
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series
2021A:
2,250 4.000%, 7/01/40 7/31 at 100.00 A+ 2,552,918
165 3.000%, 7/01/46 7/31 at 100.00 A+ 164,965
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 A+ 561,725
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017:
575 5.000%, 7/01/33 7/27 at 100.00 A+ 659,801
500 4.000%, 7/01/42 7/27 at 100.00 A+ 540,220
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
955 4.125%, 7/01/47 7/25 at 100.00 A+ 1,009,464

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A:
$ 1,000 5.000%, 5/15/42 5/27 at 100.00 A $ 1,161,820
1,500 5.000%, 5/15/45 5/27 at 100.00 A 1,741,920
900 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31
7/22 at 100.00 BBB+ 911,268
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%,
7/01/34
7/30 at 100.00 A 1,901,640
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA- 2,398,472
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A 2,889,200
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45
4/30 at 100.00 A 2,769,375
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
3,000 4.000%, 12/01/44 6/25 at 100.00 AA- 3,187,770
1,000 5.000%, 12/01/44 6/25 at 100.00 AA- 1,108,530
33,080 Total Health Care 37,073,264
Housing/Multifamily - 8.8%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 A+ 2,122,240
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 A+ 1,911,600
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+ 675,494
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
10/23 at 100.00 A+ 1,736,028
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 AA+ 1,191,013
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 AA+ 896,420
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 N/R 963,810
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 AA+ 917,282
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
1/24 at 100.00 AA+ 1,469,554
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 AA+ 244,743
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 AA+ 1,575,712
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 AA+ 928,870
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa 1,815,537
575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 BB+ 627,388

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 200 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Series 2020, 4.000%, 7/01/40
7/30 at 100.00 BBB- $ 216,336
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
6/23 at 100.00 Baa3 514,360
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
7/22 at 100.00 BBB- 1,009,890
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland -
Baltimore Project, Refunding Senior Lien Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 BB+ 273,383
475 5.000%, 7/01/35 7/25 at 100.00 BB+ 506,587
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
3/22 at 100.00 AA 1,141,585
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 AA 1,298,052
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 AA 589,519
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%,
7/01/34
7/24 at 100.00 Aaa 1,280,075
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%,
7/01/41
7/30 at 100.00 Aaa 692,753
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%,
7/01/36
7/30 at 100.00 N/R 951,610
540 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 Aa2 551,518
25,790 Total Housing/Multifamily 26,101,359
Housing/Single Family - 4.1%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
3/24 at 100.00 Aa1 2,553,825
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 Aa1 2,601,425
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C:
550 5.000%, 9/01/28 No Opt. Call Aa1 658,823
800 5.000%, 3/01/30 3/29 at 100.00 Aa1 958,272
725 3.000%, 3/01/42 3/29 at 100.00 Aa1 736,934
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1 1,241,583
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 450,345
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 1,906,360
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 AA+ 1,029,950
12,005 Total Housing/Single Family 12,137,517

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 4.6%
$ 1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 A $ 1,114,080
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 A 1,939,613
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/45
1/27 at 103.00 A 2,227,520
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 BBB 1,303,968
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 N/R 1,268,412
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series
2016A:
700 5.000%, 1/01/36 7/26 at 100.00 A- 787,633
835 5.000%, 1/01/45 7/26 at 100.00 A- 930,173
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 B- 615,670
950 5.000%, 11/01/32 11/24 at 103.00 B- 1,013,650
100 5.000%, 11/01/37 11/24 at 103.00 B- 106,222
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B- 528,870
100 5.000%, 11/01/47 11/24 at 103.00 B- 105,485
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30
1/29 at 100.00 BBB+ 1,776,450
12,460 Total Long-Term Care 13,717,746
Tax Obligation/General - 15.9%
2,000 Baltimore County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2020, 5.000%, 3/01/30
No Opt. Call AAA 2,508,480
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 1,526,818
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/37
8/30 at 100.00 AAA 1,161,780
2,000 Maryland State, General Obligation Bonds, State and Local Facilities
Loan of 2021, Second Series 2022C, 4.000%, 3/01/29(WI/DD, Settling
3/01/22)
No Opt. Call AAA 2,320,960
5,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 2 First Series 2021A, 5.000%, 3/01/34
3/31 at 100.00 AAA 6,360,300
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29
8/28 at 100.00 AAA 1,209,520
3,350 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 2 Second Series 2021A, 5.000%, 8/01/32
8/31 at 100.00 N/R 4,310,746
Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2017A:
1,000 5.000%, 3/15/23 No Opt. Call AAA 1,042,750
1,000 5.000%, 3/15/31 3/27 at 100.00 AAA 1,165,170
2,085 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2019, 5.000%, 3/15/27
No Opt. Call AAA 2,452,106
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32
- AGM Insured
No Opt. Call AA 4,452,832
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30
7/29 at 100.00 AAA 3,703,860
2,500 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2020A, 5.000%, 7/15/33
7/28 at 100.00 AAA 3,016,975
2,000 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Refunding Series 2020, 5.000%, 6/01/28
No Opt. Call AAA 2,420,480

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Second Series
2016:
$ 2,575 5.000%, 6/01/27 6/26 at 100.00 AAA $ 2,961,997
1,300 5.000%, 6/01/35 6/26 at 100.00 AAA 1,486,979
2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 AAA 2,828,425
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 Aaa 2,116,293
46,215 Total Tax Obligation/General 47,046,471
Tax Obligation/Limited - 18.5%
1,800 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2017, 5.000%, 10/01/27
10/26 at 100.00 AAA 2,087,046
2,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/44
10/29 at 100.00 AAA 2,445,920
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 N/R 1,055,150
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 N/R 492,559
120 5.000%, 9/01/38 9/27 at 100.00 N/R 130,872
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 N/R 808,839
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 N/R 1,302,054
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
6/23 at 100.00 N/R 250,200
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 N/R 412,836
334 5.000%, 7/01/36 1/29 at 100.00 N/R 373,869
106 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29
3/22 at 100.00 AA 106,445
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,000 4.000%, 7/01/34 7/30 at 100.00 A- 1,138,090
1,250 4.000%, 7/01/35 7/30 at 100.00 A- 1,420,087
375 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 N/R 400,455
55 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 N/R 58,607
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R 172,720
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 112,743
280 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1 300,003
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB 1,062,050
1,015 5.000%, 12/01/33 12/26 at 100.00 BB 1,144,869
500 5.000%, 12/01/46 12/26 at 100.00 BB 557,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Harford County, Maryland, Special Obligation Bonds,
Beechtree Estates Project, Refunding Series 2021:
$ 750 4.000%, 7/01/36 7/30 at 100.00 A $ 850,598
675 4.000%, 7/01/40 7/30 at 100.00 A 760,873
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 N/R 748,157
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
600 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R 616,848
550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R 566,995
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 N/R 1,319,644
1,000 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3 1,107,070
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 N/R 196,871
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 2,093,420
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46
6/31 at 100.00 N/R 2,188,960
Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A:
1,000 5.000%, 6/01/34(WI/DD, Settling 3/10/22) 6/32 at 100.00 N/R 1,252,310
1,000 4.000%, 6/01/47(WI/DD, Settling 3/10/22) 6/32 at 100.00 N/R 1,101,520
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/32 5/26 at 100.00 AA 1,134,340
1,250 5.000%, 5/01/33 5/26 at 100.00 AA 1,417,163
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AA 2,358,460
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 26,814
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 AA+ 2,419,800
3,172 Prince George's County, Maryland, Special Obligation Bonds, National
Harbor Project, Series 2005, 5.200%, 7/01/34
3/22 at 100.00 N/R 3,197,693
364 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
3/22 at 100.00 N/R 367,007
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
29 0.000%, 7/01/24 No Opt. Call N/R 27,599
55 0.000%, 7/01/27 No Opt. Call N/R 48,756
54 0.000%, 7/01/29 7/28 at 98.64 N/R 45,239
70 0.000%, 7/01/31 7/28 at 91.88 N/R 54,668
78 0.000%, 7/01/33 7/28 at 86.06 N/R 56,809
57 4.500%, 7/01/34 7/25 at 100.00 N/R 61,613
2,610 0.000%, 7/01/51 7/28 at 30.01 N/R 614,342
3,965 5.000%, 7/01/58 7/28 at 100.00 N/R 4,446,549
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,190,060
3 4.536%, 7/01/53 7/28 at 100.00 N/R 3,281
47 4.784%, 7/01/58 7/28 at 100.00 N/R 51,981
1,000 Puerto Rico, Highway Revenue Bonds, Highway and Transportation
Authority, Refunding Series 2007CC, 5.500%, 7/01/30 - AGM Insured
No Opt. Call AA 1,066,280

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A $ 1,100,260
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
3/22 at 100.00 Baa2 1,016,200
4,000 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 AA 4,555,080
51,799 Total Tax Obligation/Limited 54,895,914
Transportation - 10.1%
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 A 136,374
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A 482,626
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
5,150 5.000%, 8/01/46, (AMT) 8/31 at 100.00 A1 6,128,191
1,410 4.000%, 8/01/51, (AMT) 8/31 at 100.00 A1 1,529,483
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 Baa3 344,583
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A, 5.000%, 6/01/35
6/28 at 100.00 Baa3 2,246,559
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 BBB 1,758,768
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
500 4.000%, 6/01/38 6/28 at 100.00 BB- 450,475
305 4.000%, 6/01/58 6/28 at 100.00 BB- 243,045
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BB 1,317,700
1,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/32, (AMT)
6/29 at 100.00 A 1,176,400
2,500 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 5.000%, 7/01/36
7/30 at 100.00 Aa2 3,097,325
Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A:
1,000 5.000%, 7/01/39 7/31 at 100.00 Aa2 1,257,150
2,000 5.000%, 7/01/46 7/31 at 100.00 Aa2 2,479,300
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
85 5.000%, 8/01/26, (AMT) 3/22 at 100.00 B 85,848
340 5.000%, 8/01/31, (AMT) 3/22 at 100.00 B 343,393
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)(WI/DD, Settling 7/01/22)
1/32 at 100.00 N/R 1,145,416
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
1,500 5.000%, 7/01/30 7/27 at 100.00 AA 1,752,570
1,000 5.000%, 7/01/36 7/27 at 100.00 AA 1,162,290
1,390 5.000%, 7/01/37 7/27 at 100.00 AA 1,614,805
1,000 5.000%, 7/01/42 7/27 at 100.00 AA 1,155,680
26,100 Total Transportation 29,907,981

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 9.0% (5)
$ 645 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 AA $ 719,736
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000 4.000%, 7/01/30, (Pre-refunded 7/01/22) 7/22 at 100.00 A1 1,011,120
475 5.000%, 7/01/37, (Pre-refunded 7/01/22) 7/22 at 100.00 A1 481,849
1,200 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R 1,325,580
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 1,084,830
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 837,953
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue,
Refunding Series 2015:
1,340 5.000%, 7/01/33, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,455,508
1,065 5.000%, 7/01/34, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,156,803
1,250 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,357,750
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System
Issue, Series 2013A:
2,250 4.000%, 7/01/43, (Pre-refunded 7/01/22) 7/22 at 100.00 A 2,275,402
5,700 5.000%, 7/01/43, (Pre-refunded 7/01/22) 7/22 at 100.00 A 5,783,163
240 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System, Series 1991B, 7.000%,
7/01/22 - FGIC Insured, (ETM)
No Opt. Call Baa2 244,913
3,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R 3,272,160
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 1,147,760
3,250 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 3,730,220
475 Morgan State University, Maryland, Student Tuition and Fee Revenue
Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012,
5.000%, 7/01/31, (Pre-refunded 7/01/22)
7/22 at 100.00 A+ 481,850
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 Aaa 275,863
25,420 Total U.S. Guaranteed 26,642,460
Utilities - 5.4%
1,000 Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 Aa2 1,196,640
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 AA 2,393,280
1,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A,
5.000%, 7/01/50
7/30 at 100.00 Aa2 1,214,430
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 Aa3 2,293,560
1,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 1,006,850
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 468,850
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 A- 563,385
500 5.000%, 1/01/46 7/26 at 100.00 A- 553,125

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
$ 825 5.000%, 10/01/33 10/27 at 100.00 BBB $ 924,149
200 5.000%, 10/01/38 10/27 at 100.00 BBB 223,198
2,000 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30
- AGM Insured
10/22 at 100.00 AA 2,042,140
705 Maryland Economic Development Corporation, Pollution Control Revenue
Bonds, Potomac Electric Power Company, Refunding Series 2019,
1.700%, 9/01/22
No Opt. Call A- 707,883
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37,
144A(WI/DD, Settling 6/15/22)
7/32 at 100.00 N/R 1,187,600
100 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 107,200
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 1,014,400
14,245 Total Utilities 15,896,690
$ 280,904 Total Municipal Bonds (cost $290,194,834) 298,813,481
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
14,180 American Airlines Group Inc (6),(7) 244,605
Total Common Stocks (cost $425,978) 244,605
Total Long-Term Investments (cost $290,620,812) 299,058,086
Other Assets Less Liabilities - (0.9)% (2,646,668)
Net Assets - 100% $ 296,411,418
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 298,813,481 $ – $ 298,813,481
Common Stocks 244,605 – – 244,605
Total
$ 244,605 $ 298,813,481 $ – $ 299,058,086

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.9%
MUNICIPAL BONDS - 95.1%
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 1,701,371
Education and Civic Organizations - 11.5%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA 3,096,875
1,405 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/34
10/26 at 100.00 Baa3 1,541,847
515 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3 571,537
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,   Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+ 318,317
2,595 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 AA- 2,649,132
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 1,344,611
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 336,686
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 797,434
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 345,764
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 AA- 3,871,630
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 1,502,501
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 BBB 291,453
210 3.250%, 5/01/36 5/26 at 100.00 BBB 211,755
355 3.500%, 5/01/41 5/26 at 100.00 BBB 359,356
Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton,
Series 2017:
100 3.375%, 11/01/33 11/27 at 100.00 A- 105,249
1,095 4.000%, 11/01/40 11/27 at 100.00 A- 1,186,509
Lancaster Higher Education Authority, Pennsylvania, College
Revenue Bonds, Harrisburg Area Community College
Project, Series 2021:
1,000 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 1,174,740
1,000 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 1,197,080
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 A 1,832,634
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 BBB+ 1,063,080
2,075 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3 2,337,674
4,560 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 A1 4,413,670
1,680 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 A1 1,637,362

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, AICUP Financing Program-Mount
Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 BBB+ $ 579,972
690 3.000%, 11/01/42 5/26 at 100.00 BBB+ 597,112
1,150 5.000%, 11/01/46 5/26 at 100.00 BBB+ 1,219,391
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
815 5.000%, 12/01/38 12/24 at 100.00 AA+ 884,870
670 5.000%, 12/01/44 12/24 at 100.00 AA+ 726,689
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 AA+ 1,136,930
1,555 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 A- 1,672,558
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
300 4.000%, 5/01/32 11/22 at 100.00 BB+ 301,023
1,060 5.000%, 5/01/42 11/22 at 100.00 BB+ 1,069,211
1,260 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania, Series 2018A, 3.375%, 2/15/35
2/28 at 100.00 AA+ 1,351,778
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
185 4.000%, 11/01/39 11/22 at 100.00 Baa1 186,628
1,200 5.000%, 11/01/42 11/22 at 100.00 Baa1 1,221,828
1,380 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 Baa1 1,503,455
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 A- 2,540,303
275 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 300,542
1,475 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 BB+ 1,558,957
2,670 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Refunding Series 2020A,
4.000%, 11/01/45
11/29 at 100.00 A- 2,927,415
2,430 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 Aa3 2,665,224
910 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 957,848
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 934,315
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 1,979,517
5,010 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 5,487,503
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 2,108,517
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 A- 743,743
260 5.000%, 11/01/33 11/25 at 100.00 A- 290,852
270 4.000%, 11/01/35 11/25 at 100.00 A- 287,825
63,085 Total Education and Civic Organizations 67,420,902

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 19.7%
$ 10,725 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A $ 11,629,761
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
1,030 4.000%, 7/15/36 7/29 at 100.00 A 1,153,435
1,205 4.000%, 7/15/39 7/29 at 100.00 A 1,338,864
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
3,665 3.750%, 11/01/42 11/27 at 100.00 BB- 3,487,321
1,690 4.000%, 11/01/47 11/27 at 100.00 BB- 1,607,021
3,000 5.000%, 11/01/47 11/27 at 100.00 BB- 3,163,260
775 5.000%, 11/01/50 11/27 at 100.00 BB- 813,417
1,090 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 1,192,863
5,720 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 5,405,400
2,150 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 A 2,354,637
4,000 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 N/R 4,374,080
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
1,000 4.000%, 10/01/36 10/27 at 100.00 AA 1,104,330
1,395 4.000%, 10/01/37 10/27 at 100.00 AA 1,539,759
6,115 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA 6,832,228
2,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A+ 2,211,580
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
585 3.000%, 6/01/33 6/26 at 100.00 A 603,551
585 5.000%, 6/01/35 6/26 at 100.00 A 663,922
730 Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42
6/22 at 100.00 A 737,475
500 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 BBB- 519,640
1,025 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BBB- 1,153,771
4,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 4,579,800
1,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 1,601,201
1,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA- 1,327,349
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 5,464,500
255 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39
6/23 at 100.00 Ba3 264,030
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/46
11/29 at 100.00 N/R 1,183,210
2,750 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA 3,115,392

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA $ 2,493,674
4,095 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ 4,410,356
3,040 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A+ 3,298,582
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
405 3.000%, 11/01/36 5/26 at 100.00 A- 412,594
3,760 4.000%, 11/01/46 5/26 at 100.00 A- 3,966,499
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 A- 2,259,340
1,050 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 A+ 1,174,068
1,270 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,473,187
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,755 4.000%, 9/01/44 9/29 at 100.00 A 4,112,138
580 4.000%, 9/01/49 9/29 at 100.00 A 631,185
1,910 Montgomery County Higher Education and Health Authority,
Pennsylvania, Thomas Jefferson University Revenue Bonds, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 N/R 2,095,213
2,410 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 A 2,657,362
Philadelphia Authority for Industrial Development,
Pennsylvania, Hospital Revenue Bonds, The Children's
Hospital of Philadelphia, Series 2021A:
2,500 5.000%, 7/01/29 No Opt. Call AA 3,062,475
3,000 5.000%, 7/01/32 No Opt. Call AA 3,881,460
2,035 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series 2012A, 5.625%, 7/01/42
7/22 at 100.00 BBB- 2,064,284
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB- 644,000
2,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 2,260,440
3,230 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 3,834,559
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 788,774
105,120 Total Health Care 114,941,987
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 701,214
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3 107,850
196 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
3/22 at 100.00 Baa3 200,337
946 Total Housing/Multifamily 1,009,401

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 10.2%
$ 670 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 AA+ $ 685,343
1,185 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,200,287
3,935 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 3,983,046
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2016-121:
1,475 3.100%, 10/01/36 10/25 at 100.00 AA+ 1,507,096
5,915 3.200%, 10/01/41 10/25 at 100.00 AA+ 6,012,716
1,105 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+ 1,149,962
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 AA+ 2,049,580
475 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+ 483,455
1,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2018-126A, 3.700%, 10/01/33
4/27 at 100.00 AA+ 1,940,169
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+ 6,141,120
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 4,024,155
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+ 6,056,191
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 1,114,875
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2020-134A:
5,000 1.850%, 4/01/36 10/29 at 100.00 AA+ 4,503,450
3,145 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,836,350
2,430 2.100%, 10/01/43 10/29 at 100.00 AA+ 2,129,919
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 AA+ 2,762,478
3,935 2.375%, 10/01/46 10/30 at 100.00 AA+ 3,477,202
4,425 2.500%, 10/01/50 10/30 at 100.00 AA+ 3,922,630
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 N/R 2,096,010
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138, 3.000%, 4/01/42(WI/DD, Settling
3/30/22)
10/31 at 100.00 N/R 1,674,640
62,380 Total Housing/Single Family 59,750,674
Industrials - 0.9%
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 259,128
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 259,128
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 2,639,786
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Refunding Bonds,  Amtrak
Project, Series 2012A:
955 5.000%, 11/01/27, (AMT) 11/22 at 100.00 A1 978,455
410 5.000%, 11/01/41, (AMT) 11/22 at 100.00 A1 419,077
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A- 1,002,930
5,390 Total Industrials 5,558,504

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 6.4%
$ 1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 BBB $ 1,661,272
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48
5/25 at 102.00 BBB 1,726,032
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 93,669
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 897,943
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 N/R 3,349,494
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 3,742,432
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 N/R 736,852
1,120 5.000%, 1/01/38 1/25 at 100.00 N/R 1,201,099
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 BBB+ 395,182
1,000 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,106,940
910 5.000%, 1/01/30 1/26 at 100.00 BBB+ 1,003,785
135 3.250%, 1/01/36 1/26 at 100.00 BBB+ 138,523
1,430 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,462,590
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 BBB+ 314,093
675 5.000%, 1/01/39 1/29 at 100.00 N/R 774,853
1,135 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 A 1,242,700
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 368,529
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 BB+ 663,637
245 5.000%, 3/01/50 3/27 at 102.00 BB+ 265,953
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 N/R 892,806
1,400 4.000%, 7/01/56 7/26 at 103.00 N/R 1,421,294
2,000 Montgomery County Industrial Development Authority, Pennslyvania ,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A,
5.000%, 12/01/48
12/25 at 102.00 BBB 2,178,700
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A- 2,261,240
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 BB+ 1,199,451
2,300 Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021, 4.000%, 7/01/46
7/26 at 103.00 BBB+ 2,478,825

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
$ 2,655 4.000%, 5/15/41 5/28 at 103.00 N/R $ 2,724,853
3,345 4.000%, 5/15/47 5/28 at 103.00 N/R 3,378,216
35,610 Total Long-Term Care 37,680,963
Tax Obligation/General - 17.9%
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 AA- 1,042,720
415 5.000%, 12/01/34 12/24 at 100.00 AA- 455,151
4,965 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 5,923,444
Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C:
1,000 4.000%, 2/01/35 - BAM Insured 8/29 at 100.00 AA 1,130,730
1,030 4.000%, 2/01/36 - BAM Insured 8/29 at 100.00 AA 1,163,684
1,000 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/38
5/29 at 100.00 AA 1,138,290
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,235 5.000%, 8/01/28 8/26 at 100.00 Aa2 1,425,598
1,050 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,160,124
1,205 4.000%, 8/01/32 8/26 at 100.00 Aa2 1,329,199
1,180 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,300,041
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 754,893
1,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 AA 1,101,030
1,675 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 - BAM
Insured
12/24 at 100.00 AA 1,816,588
2,720 Chambersburg Area School District, Franklin County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 3/01/29
3/27 at 100.00 Aa3 3,030,025
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37
8/24 at 100.00 AA- 2,200,561
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call Aa3 2,912,469
Coatesville Area School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 AA 2,506,680
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 AA 1,116,102
4,005 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 4,614,921
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 AA 835,743
2,630 Dallas School District, Luzerne County, Pennsylvania, General Obligation
Bonds, Series 2019, 5.000%, 10/15/33 - AGM Insured
10/29 at 100.00 AA 3,252,416
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call A+ 2,230,523
1,000 Fairview School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 2021, 3.000%, 9/15/30
9/29 at 100.00 AA 1,067,490
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 AA 707,096
Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021:
1,415 3.000%, 10/15/33 - BAM Insured 10/31 at 100.00 AA 1,505,305
580 3.000%, 10/15/35 - BAM Insured 10/31 at 100.00 AA 612,463
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call Baa2 1,389,832

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,240 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA $ 2,372,854
1,000 Lower Paxton Township, Dauphin County, Pennsylvania, General
Obligation Bonds, Series 2020B, 4.000%, 4/01/22
No Opt. Call Aa2 1,002,620
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call A- 4,620,281
Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2016:
1,025 4.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA 1,127,685
1,020 4.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 1,116,155
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax
Series 2019:
1,020 4.000%, 5/01/34 5/29 at 100.00 AA 1,166,084
1,545 4.000%, 5/01/36 5/29 at 100.00 AA 1,760,883
1,130 4.000%, 5/01/44 5/29 at 100.00 AA 1,268,425
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
1,500 4.000%, 3/01/33 9/27 at 100.00 AA 1,673,895
1,810 4.000%, 3/01/34 9/27 at 100.00 AA 2,014,801
1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 1,448,752
3,440 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A+ 4,659,962
5,965 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 N/R 6,599,676
2,500 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 N/R 2,836,075
250 PIttsburgh School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2014A, 5.000%, 9/01/25 - BAM Insured
9/22 at 100.00 AA 255,220
370 Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series
2020A, 4.000%, 9/01/22
No Opt. Call AA- 375,876
Radnor Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2019B:
1,500 3.000%, 2/15/30 2/27 at 100.00 Aa1 1,575,600
1,160 3.000%, 2/15/32 2/27 at 100.00 Aa1 1,212,513
1,535 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA 1,618,734
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 1,332,481
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 Aa1 2,188,600
70 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 70,488
1,690 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/37
3/29 at 100.00 Aa3 1,908,737
200 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2020, 2.000%, 9/01/26
No Opt. Call Aa1 203,824
1,290 Upper St. Clair Township School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 AA 1,400,076
Upper St. Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2020:
2,095 3.000%, 10/01/28 No Opt. Call AA 2,247,705
2,725 3.000%, 10/01/29 10/28 at 100.00 AA 2,905,231
1,150 3.000%, 10/01/30 10/28 at 100.00 AA 1,214,607
West Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2021B:
1,715 2.000%, 9/01/25 No Opt. Call Aa2 1,750,843
1,565 2.000%, 9/01/26 No Opt. Call Aa2 1,602,482

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 AA $ 1,048,840
98,220 Total Tax Obligation/General 104,303,123
Tax Obligation/Limited - 4.9%
500 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania,  Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35
5/22 at 100.00 Baa3 503,305
120 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 141,995
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 113,023
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 556,773
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
5.000%, 3/01/38, 144A
3/28 at 100.00 N/R 109,580
1,080 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Series 2019B, 5.000%, 6/01/30
No Opt. Call A1 1,337,785
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
840 5.000%, 6/01/33 6/28 at 100.00 A1 984,951
8,730 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 9,615,920
555 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 564,146
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 AA- 1,679,220
1,000 4.900%, 12/01/44 12/26 at 100.00 AA- 1,117,590
2,500 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+ 2,917,500
2,060 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A 2,313,483
Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Hotel Room Excise Tax Revenue
Bonds, Refunding Series 2012:
1,530 5.000%, 2/01/26 - AGM Insured 8/22 at 100.00 AA 1,554,786
1,225 4.000%, 2/01/29 8/22 at 100.00 AA 1,239,296
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
75 0.000%, 7/01/46 7/28 at 41.38 N/R 24,364
157 0.000%, 7/01/51 7/28 at 30.01 N/R 36,955
862 4.750%, 7/01/53 7/28 at 100.00 N/R 953,320
1,217 5.000%, 7/01/58 7/28 at 100.00 N/R 1,364,805
625 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 691,237
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 568,107
25,811 Total Tax Obligation/Limited 28,388,141

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 8.1%
$ 5,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT)
1/31 at 100.00 N/R $ 5,811,950
5,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Tender Option Bond Trust 2022-
XM0965, 0.320%, 1/01/29, (AMT), 144A
No Opt. Call N/R 5,000,000
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,040 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,113,122
2,455 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,622,677
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 A1 1,233,057
2,700 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 A+ 3,242,619
1,000 Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/25
1/23 at 100.00 A 1,031,080
1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA 1,949,067
2,675 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB 2,928,055
4,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 6,009,710
985 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A3 1,108,401
1,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 A+ 1,825,454
5,085 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1 5,663,571
2,645 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 3,149,931
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
575 5.000%, 6/01/31 6/27 at 100.00 A3 664,016
620 5.000%, 6/01/33 6/27 at 100.00 A3 715,982
1,355 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 1,487,858
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 72,736
1,295 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 1,456,525
41,905 Total Transportation 47,085,811
U.S. Guaranteed - 7.7% (4)
3,265 Allegheny County, Pennsylvania, General Obligation Bonds, Series
C69-C70 of 2012, 5.000%, 12/01/37, (Pre-refunded 12/01/22)
12/22 at 100.00 AA- 3,367,815
1,025 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2013, 5.250%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 A2 1,079,007
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 333,105
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 767,836
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 1,029,149
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 359,130
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 1,006,207
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 241,930

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
$ 625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R $ 665,594
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 84,698
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 526,225
Lancaster Industrial Development Authority, Pennsylvania,
Revenue Bonds, Garden Spot Village Project, Series 2013:
280 5.375%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 294,258
430 5.750%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 453,757
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,565 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 2,739,343
2,100 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2012, 4.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 A- 2,144,667
2,020 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2012, 5.000%, 5/01/32, (Pre-refunded
5/01/22)
5/22 at 100.00 A 2,034,705
1,310 Montgomery County Higher Education and Health Authority,
Pennsylvania,  Hospital Revenue Bonds, Abington Memorial Hospital
Obligated Group, Series 2012A, 5.000%, 6/01/31, (Pre-refunded
6/01/22)
6/22 at 100.00 N/R 1,324,109
3,135 Montgomery County Industrial Development Authority, Pennsylvania,
Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A,
5.000%, 10/01/41, (Pre-refunded 4/01/22)
4/22 at 100.00 Aa3 3,146,317
3,230 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 3,574,124
870 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Refunding Series 2012, 5.000%, 11/15/26, (Pre-refunded
5/15/22)
5/22 at 100.00 A- 877,926
1,110 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,165,056
180 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Shippensburg University Student Services, Inc. Student Housing Project
at Shippensburg University of Pennsylvania, Series 2012, 5.000%,
10/01/44, (Pre-refunded 10/01/22)
10/22 at 100.00 N/R 184,430
220 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Series 2012, 5.000%, 3/01/42, (Pre-
refunded 9/01/22)
9/22 at 100.00 A 224,572
485 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 A- 514,182
2,990 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien
Series 2012A, 5.000%, 12/01/24, (Pre-refunded 12/01/22)
12/22 at 100.00 A+ 3,081,853
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 A 1,777,661
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A+ 5,583,068
Pittsburgh, Pennsylvania, General Obligation Bonds,
Series  2012B:
2,940 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 AA- 3,003,327
1,220 5.000%, 9/01/26, (Pre-refunded 9/01/22) 9/22 at 100.00 AA- 1,246,279

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44,
(Pre-refunded 6/01/24)
6/24 at 100.00 Aa3 $ 2,461,860
43,030 Total U.S. Guaranteed 45,292,190
Utilities - 7.3%
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
1,835 5.000%, 12/01/40 12/25 at 100.00 Aa3 2,048,722
1,365 5.000%, 12/01/45 12/25 at 100.00 Aa3 1,515,082
415 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2020B, 4.000%, 6/01/45
12/30 at 100.00 Aa3 468,713
25 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 25,171
3,475 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (5)
No Opt. Call N/R 4,344
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R 2,838
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 N/R 543,998
Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015:
410 5.000%, 5/01/40 5/25 at 100.00 Aa3 450,258
785 4.000%, 5/01/45 5/25 at 100.00 Aa3 821,243
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
1,930 5.125%, 12/01/47 12/23 at 100.00 A 2,048,386
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 1,390,058
4,305 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (5)
No Opt. Call N/R 5,381
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- 2,347,378
4,060 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 4,227,800
7,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 7,721,776
3,165 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,812,084
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 2,263,540
2,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A 2,457,963
2,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 2,397,320
1,500 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding First Lien Series 2017C, 0.850%,
9/01/40 - AGM Insured, (Mandatory Put 12/01/23) (SIFMA reference rate
+ 0.650% spread) (6)
6/23 at 100.00 AA 1,509,165
965 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 1,093,664

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
University Area Joint Authority, Centre County, Pennsylvania,
Sewer Revenue Bonds, Series 2021:
$ 940 3.000%, 11/01/34 - BAM Insured 11/26 at 100.00 AA $ 975,965
565 3.000%, 11/01/35 - BAM Insured 11/26 at 100.00 AA 583,724
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 AA 1,015,090
Williamsport Sanitary Authority, Lycoming County,
Pennsylvania, Sewer Revenue Bonds, Series 2021.:
1,000 5.000%, 1/01/23 - BAM Insured No Opt. Call AA 1,034,430
1,615 5.000%, 1/01/24 - BAM Insured No Opt. Call AA 1,727,420
49,485 Total Utilities 42,491,513
$ 532,327 Total Municipal Bonds (cost $543,368,895) 555,624,580
Shares Description(1) Value
COMMON STOCKS - 2.8%
Independent Power and Renewable Electricity Producers - 2.8%
324,114 Energy Harbor Corp (7),(8),(9) 16,140,877
Total Common Stocks (cost $9,068,453) 16,140,877
Total Long-Term Investments (cost $552,437,348) 571,765,457
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.3%
MUNICIPAL BONDS - 1.3%
Education and Civic Organizations - 0.3%
1,900 Northampton County General Purpose Authority, Pennsylvania, Higher
Education Revenue Bonds, Lehigh University, Series 2000B, 0.190%,
12/01/30, (Mandatory Put 3/07/22) (10)
3/22 at 100.00 AA- 1,900,000
Tax Obligation/Limited - 1.0%
5,500 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Tender Option Bond Trust 2022., 0.250%, 12/01/51, (Mandatory Put
3/07/22), 144A (10)
12/31 at 100.00 N/R 5,500,000
$ 7,400 Total Short-Term Investments (cost $7,400,000) 7,400,000
Total Investments (cost $559,837,348) - 99.2% 579,165,457
Other Assets Less Liabilities - 0.8% (11) 4,699,291
Net Assets - 100% $ 583,864,748
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury Long Bond (26) 6/22 $ (4,029,339) $ (4,073,875) $ (44,536) $ (70,688)
U.S. Treasury 10-Year Note (34) 6/22 (4,305,504) (4,332,875) (27,371) (43,031)
Total $(8,334,843) $(8,406,750) $(71,907) $ (113,719)

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 555,624,580 $ – $ 555,624,580
Common Stocks – 16,140,877 – 16,140,877
Short-Term Investments:
Municipal Bonds – 7,400,000 – 7,400,000
Investments in Derivatives:*
Futures Contracts (71,907) – – (71,907)
Total
$ (71,907) $ 579,165,457 $ – $ 579,093,550
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns .
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue RefundingBonds , FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport
Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 101.5%
MUNICIPAL BONDS - 101.4%
Consumer Staples - 1.8%
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 260 5.250%, 6/01/32 3/22 at 100.00 N/R $ 260,083
600 5.625%, 6/01/47 3/22 at 100.00 N/R 600,156
6,155 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
3/22 at 100.00 B- 6,199,747
4,910 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
3/22 at 100.00 B- 4,912,553
11,925 Total Consumer Staples 11,972,539
Education and Civic Organizations - 9.7%
1,000 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Refunding Series
2021C, 4.000%, 1/01/46
1/31 at 100.00 A1 1,116,390
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 A1 1,815,453
College of William and Mary, Virginia, General Pledge
Revenue Bonds, Series 2020A:
750 5.000%, 2/15/30 No Opt. Call AA 929,093
260 5.000%, 2/15/31 2/30 at 100.00 AA 320,910
375 5.000%, 2/15/32 2/30 at 100.00 AA 461,846
370 5.000%, 2/15/33 2/30 at 100.00 AA 455,226
375 4.000%, 2/15/34 2/30 at 100.00 AA 427,451
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 N/R 1,787,325
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 AA 1,694,755
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 Aa1 2,057,760
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 Aa2 551,220
Montgomery County Economic Development Authority,
Virginia, Revenue Bonds, Virginia Tech Foundation,
Refunding Series 2019A:
3,250 4.000%, 6/01/34 6/29 at 100.00 Aa2 3,703,635
1,200 4.000%, 6/01/36 6/29 at 100.00 Aa2 1,365,012
985 4.000%, 6/01/39 6/29 at 100.00 Aa2 1,112,360
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 BBB+ 850,650
1,000 Salem Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45
4/30 at 100.00 BBB+ 1,076,940
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 AAA 2,747,550
9,360 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 AAA 10,877,069
10,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Series 2019B, 5.000%, 9/01/49
9/29 at 100.00 AAA 12,147,200
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 1,040,330

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
$ 3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ $ 3,144,000
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 4,645,073
1,625 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/36
6/31 at 100.00 BBB- 1,757,324
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call AA 1,920,177
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 AA- 624,104
4,975 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/33
11/30 at 100.00 AA- 6,108,504
56,480 Total Education and Civic Organizations 64,737,357
Health Care - 12.9%
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
1,550 5.000%, 7/01/29 No Opt. Call AA- 1,895,154
1,050 5.000%, 7/01/32 7/30 at 100.00 AA- 1,295,091
1,165 5.000%, 7/01/33 7/30 at 100.00 AA- 1,435,525
325 5.000%, 7/01/37 7/30 at 100.00 AA- 398,976
1,195 4.000%, 7/01/38 7/30 at 100.00 AA- 1,360,460
1,075 4.000%, 7/01/45 7/30 at 100.00 AA- 1,208,139
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
1,375 5.000%, 7/01/28 No Opt. Call A 1,627,931
725 5.000%, 7/01/29 No Opt. Call A 873,712
4,030 5.000%, 7/01/30 7/29 at 100.00 A 4,850,951
1,470 5.000%, 7/01/34 7/29 at 100.00 A 1,758,399
560 4.000%, 7/01/35 7/29 at 100.00 A 624,154
1,205 4.000%, 7/01/37 7/29 at 100.00 A 1,340,924
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 2,081,856
1,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44
5/24 at 100.00 AA+ 1,575,825
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 AA+ 2,177,080
210 Fairfax County Industrial Development Authority, Virginia, Hospital
Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%,
8/15/23
No Opt. Call AA+ 217,898
2,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 2,150,260
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 N/R 3,832,850
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
180 5.000%, 1/01/32 1/27 at 100.00 A- 206,527
2,000 5.000%, 1/01/47 1/27 at 100.00 A- 2,252,480
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
3,000 3.000%, 1/01/51 1/32 at 100.00 N/R 2,800,620
3,070 4.000%, 1/01/55 1/32 at 100.00 N/R 3,350,997
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA 1,101,720

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated Group,
Series 2020A:
$ 875 4.000%, 7/01/36 7/30 at 100.00 AA- $ 997,360
6,000 4.000%, 7/01/51 7/30 at 100.00 AA- 6,653,040
4,500 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 AA- 5,521,365
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 A3 1,121,900
1,800 5.000%, 6/15/35 6/26 at 100.00 A3 2,014,704
1,600 5.000%, 6/15/36 6/26 at 100.00 A3 1,790,144
1,360 4.000%, 6/15/37 6/26 at 100.00 A3 1,443,735
3,300 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 AA- 3,826,449
8,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 AA- 9,014,189
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
4,000 4.000%, 11/01/37 11/29 at 100.00 AA 4,508,920
2,150 4.000%, 11/01/38 11/29 at 100.00 AA 2,416,084
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 A+ 1,391,087
1,230 5.000%, 1/01/34 1/26 at 100.00 A+ 1,368,830
2,000 4.000%, 1/01/37 1/26 at 100.00 A+ 2,131,620
1,215 5.000%, 1/01/44 1/26 at 100.00 A+ 1,353,085
76,545 Total Health Care 85,970,041
Housing/Multifamily - 3.2%
675 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little
River Glen, Series 1996, 6.100%, 9/01/26
3/22 at 100.00 AA 677,302
690 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 702,206
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 AA+ 1,546,391
1,790 3.625%, 3/01/39 3/24 at 100.00 AA+ 1,834,643
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 AA+ 1,032,680
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 AA+ 2,674,234
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 AA+ 1,538,325
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 AA+ 1,779,836
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 AA+ 3,176,010
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 AA+ 1,170,800
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 AA+ 1,608,506
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 AA+ 1,795,400
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 N/R 1,882,700
21,455 Total Housing/Multifamily 21,419,033

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 0.3%
$ 2,300 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT), (Mandatory Put 4/01/21)
No Opt. Call A- $ 2,216,418
Long-Term Care - 3.5%
2,725 Albemarle County, VA, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/42
6/29 at 103.00 N/R 2,982,131
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42 10/24 at 102.00 BBB+ 737,387
4,725 5.000%, 10/01/42 10/24 at 102.00 BBB+ 5,115,616
700 Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Refunding Series 2020, 4.000%, 10/01/45
10/26 at 103.00 A- 763,462
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Virginia United Methodist Homes of
Williamsburg Inc. Windsormeade, Series 2021A, 4.000%, 6/01/41
6/27 at 103.00 N/R 644,925
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 N/R 1,040,410
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 BBB- 1,047,520
845 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2017A, 5.000%, 1/01/48
1/23 at 103.00 BBB- 898,750
1,120 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community
Inc., Refunding Series 2022. Forward Delivery, 4.000%, 1/01/42(WI/DD,
Settling 10/05/22)
1/29 at 103.00 N/R 1,163,826
3,300 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
5.250%, 1/01/54
1/24 at 104.00 N/R 3,518,493
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 BB 1,552,545
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
1,110 5.000%, 9/01/26 9/24 at 102.00 N/R 1,205,849
1,500 5.000%, 9/01/31 9/24 at 102.00 N/R 1,609,680
1,025 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45
7/27 at 103.00 A 1,118,244
21,875 Total Long-Term Care 23,398,838
Tax Obligation/General - 5.1%
2,000 Arlington County, Virginia, General Obligation Bonds, Refunding Public
Improvement Series 2020A, 5.000%, 8/01/30
No Opt. Call AAA 2,530,980
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 3,442,824
Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2020A:
3,000 5.000%, 10/01/32 4/30 at 100.00 N/R 3,751,170
3,000 5.000%, 10/01/39 4/30 at 100.00 AAA 3,726,750
500 Hampton, Virginia, General Obligation Bonds, Public Improvement
Environmental Impact Green Series 2020A, 4.000%, 9/01/32
9/30 at 100.00 AA+ 590,945
3,465 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2017A, 5.000%, 12/01/25
No Opt. Call AAA 3,936,067

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,250 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2016A, 5.000%, 10/01/28
10/26 at 100.00 AAA $ 1,450,612
Norfolk, Virginia, General Obligation Bonds, Capital
Improvement Series 2019:
1,000 5.000%, 8/01/31 8/28 at 100.00 AAA 1,212,070
400 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2020A, 4.000%, 9/01/40
3/30 at 100.00 AAA 458,152
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/45 - AGM Insured
No Opt. Call AA 3,379,794
370 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/32
No Opt. Call AA+ 481,603
805 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2019A, 4.000%, 7/15/32
7/29 at 100.00 AA+ 933,269
2,000 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2020A, 5.000%, 7/15/29
No Opt. Call N/R 2,475,260
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/31 6/30 at 100.00 N/R 3,187,231
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 Aaa 2,529,311
38,925 Total Tax Obligation/General 34,086,038
Tax Obligation/Limited - 26.5%
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,485 5.000%, 2/15/34 8/27 at 100.00 Aa1 1,740,539
1,000 5.000%, 2/15/35 8/27 at 100.00 Aa1 1,169,810
925 5.000%, 2/15/36 8/27 at 100.00 Aa1 1,080,502
Buena Vista Public Recreational Facilities Authority, Virginia,
Lease Revenue Bonds, Golf Course Project, Series 2005A:
250 5.250%, 7/15/25 - ACA Insured 3/22 at 100.00 N/R 250,270
520 5.500%, 7/15/35 - ACA Insured 3/22 at 100.00 N/R 520,348
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
3/22 at 100.00 N/R 1,000,510
2,645 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, County Facilities Projects, Refunding Series
2021B, 5.000%, 10/01/38
10/31 at 100.00 N/R 3,356,452
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 AA+ 1,156,090
Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Wiehle Avenue Metrorail Station Parking
Project, Refunding Series 2020. Forward Delivery:
1,540 5.000%, 8/01/30 No Opt. Call AA+ 1,924,122
1,570 5.000%, 8/01/31 8/30 at 100.00 AA+ 1,979,158
1,500 5.000%, 8/01/34 8/30 at 100.00 AA+ 1,879,920
950 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 967,594
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 BB 3,314,040
1,000 5.000%, 11/15/35 11/25 at 100.00 BB 1,103,600
620 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1 664,293
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,131,270
1,000 5.000%, 12/01/33 12/26 at 100.00 BB 1,127,950
Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation
Fund, Senior Lien Series 2020A:
3,000 5.000%, 7/01/45 7/30 at 100.00 AA 3,650,460
3,000 5.250%, 7/01/60 7/30 at 100.00 AA 3,669,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,965 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien
Bond Anticipation Note Series 2019A, 5.000%, 7/01/22
No Opt. Call Aa3 $ 3,008,645
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
1,000 5.000%, 7/01/36 1/28 at 100.00 AA+ 1,185,670
2,365 5.000%, 7/01/38 1/28 at 100.00 AA+ 2,801,674
6,000 5.000%, 7/01/48 1/28 at 100.00 AA+ 7,075,560
1,000 5.000%, 7/01/52 1/28 at 100.00 AA+ 1,175,030
9,760 5.500%, 7/01/57 1/28 at 100.00 AA+ 11,713,171
1,775 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2 2,034,611
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 AA 802,620
960 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 986,861
1,000 Mosaic District Community Development Authority, Fairfax County,
Virginia, Revenue Bonds, Refunding Series 2020A, 4.000%, 3/01/35
3/30 at 100.00 A2 1,115,130
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 N/R 378,852
800 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 844,824
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 2,301,722
4,305 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured
No Opt. Call N/R 4,380,768
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
43 0.000%, 7/01/24 No Opt. Call N/R 40,923
81 0.000%, 7/01/27 No Opt. Call N/R 71,804
317 0.000%, 7/01/29 7/28 at 98.64 N/R 265,567
210 0.000%, 7/01/31 7/28 at 91.88 N/R 164,004
432 0.000%, 7/01/33 7/28 at 86.06 N/R 314,634
84 4.500%, 7/01/34 7/25 at 100.00 N/R 90,798
3,247 0.000%, 7/01/51 7/28 at 30.01 N/R 764,279
10,115 5.000%, 7/01/58 7/28 at 100.00 N/R 11,343,467
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,180 4.329%, 7/01/40 7/28 at 100.00 N/R 3,482,195
61 4.536%, 7/01/53 7/28 at 100.00 N/R 66,713
31 4.784%, 7/01/58 7/28 at 100.00 N/R 34,285
Virgin Islands Public Finance Authority, Federal Highway
Grant Anticipation Loan Note Revenue Bonds, Series
2015:
500 5.000%, 9/01/23, 144A No Opt. Call A 523,685
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 A 1,099,870
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 A 1,100,260
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
3/22 at 100.00 Baa2 1,016,200
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 AA 2,390,528
830 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24
- AGM Insured
No Opt. Call AA 854,601
500 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 - AGM
Insured
No Opt. Call AA 520,475
515 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 524,090

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 4,000 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Series 2020A, 4.000%, 4/15/33
4/30 at 100.00 AA+ $ 4,661,400
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Refunding Series 2017E:
1,000 5.000%, 2/01/30 2/28 at 100.00 AA+ 1,190,160
2,000 5.000%, 2/01/32 2/28 at 100.00 AA+ 2,369,440
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Series 2019A:
2,835 5.000%, 2/01/29 No Opt. Call AA+ 3,458,615
3,000 5.000%, 2/01/30 2/29 at 100.00 AA+ 3,655,110
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2019B, 5.000%,
2/01/31
2/29 at 100.00 AA+ 2,434,620
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Series 2020A:
1,500 4.000%, 2/01/36 2/30 at 100.00 AA+ 1,720,905
2,000 4.000%, 2/01/37 2/30 at 100.00 AA+ 2,291,800
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 AA+ 4,036,830
4,370 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/34
9/30 at 100.00 AA+ 5,494,139
4,950 Virginia Commonwealth Transportation Board, Interstate 81 Corridor
Program Revenue Bonds, Senior Lien Series 2021, 5.000%, 5/15/51
5/31 at 100.00 Aa1 6,135,278
1,210 Virginia Port Authority, General Fund Revenue Bonds, Refunding Taxable
Series 2020B, 5.000%, 7/01/29, (AMT)
No Opt. Call AA+ 1,464,620
1,430 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2016C, 5.000%, 8/01/36, (AMT)
8/26 at 100.00 AA+ 1,628,956
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 AA+ 2,235,760
Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2020A:
1,000 5.000%, 8/01/31 8/30 at 100.00 AA+ 1,256,140
1,000 5.000%, 8/01/34 8/30 at 100.00 AA+ 1,250,620
2,500 5.000%, 8/01/36 8/30 at 100.00 AA+ 3,115,775
6,000 5.000%, 8/01/37 8/30 at 100.00 AA+ 7,467,600
1,265 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Refunding Series 2020B, 4.000%, 8/01/34
8/30 at 100.00 N/R 1,455,838
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 AA+ 2,244,860
2,270 Virginia Resources Authority, Infrastructure and State Moral Obligation
Revenue Bonds, Pooled Loan Bond Program, Infrastructure Series
2021A, 4.000%, 11/01/39
11/31 at 100.00 AAA 2,639,102
Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program,
Series 2019B:
500 4.000%, 11/01/37 11/29 at 100.00 AAA 575,800
500 4.000%, 11/01/38 11/29 at 100.00 AAA 574,790
Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A:
25 5.000%, 11/01/42 11/22 at 100.00 AAA 25,663
Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Loan Bond Program, Series 2015D:
275 5.000%, 11/01/40 11/25 at 100.00 AAA 308,063
345 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 418,706
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2012, 4.000%, 5/15/37
5/22 at 100.00 AA+ 1,006,870
5,640 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 AA+ 6,184,880

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2019, 5.000%, 5/15/32
5/29 at 100.00 AA+ $ 3,680,160
3,250 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA 3,677,765
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 AA 1,220,310
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
1,000 5.000%, 12/01/37 12/26 at 100.00 Aa2 1,149,270
158,236 Total Tax Obligation/Limited 177,189,769
Transportation - 24.0%
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
350 4.000%, 7/01/36 7/26 at 100.00 A2 379,547
770 4.000%, 7/01/38 7/26 at 100.00 A2 833,771
525 Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2021A, 4.000%, 7/01/33 - AGM Insured
7/31 at 100.00 AA 601,246
1,755 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call BBB 1,860,686
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
2,875 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA 3,204,159
6,535 5.000%, 7/01/46 7/26 at 100.00 BBB 7,212,353
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000 0.000%, 7/15/32 (4) 7/28 at 100.00 BBB+ 3,198,720
1,755 0.000%, 7/15/40 - AGM Insured (4) 7/28 at 100.00 AA 1,924,305
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
7/22 at 100.00 BBB+ 1,643,749
Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
305 4.000%, 10/01/38 10/29 at 100.00 A- 335,665
2,180 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 AA 2,385,312
2,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36
10/28 at 100.00 A 2,392,600
3,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53
4/22 at 100.00 A- 3,010,830
4,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 4,428,600
Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 No Opt. Call AA 3,817,968
5,850 0.000%, 10/01/34 No Opt. Call AA 4,142,619
13,000 0.000%, 10/01/36 No Opt. Call AA 8,579,220
3,300 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 4,195,983
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 5,875,584
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 Aa3 719,888
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 Aa3 3,440,550

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
$ 3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 Aa3 $ 3,521,190
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 Aa3 3,911,911
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
2,000 5.000%, 10/01/30, (AMT) 10/29 at 100.00 Aa3 2,388,720
1,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 Aa3 1,178,930
4,000 5.000%, 10/01/40, (AMT) 10/29 at 100.00 Aa3 4,701,080
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2020B. Forward Delivery, 4.000%, 10/01/39
10/30 at 100.00 Aa3 1,134,240
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A:
1,665 4.000%, 10/01/41, (AMT) 10/31 at 100.00 Aa3 1,859,705
2,000 4.000%, 10/01/51, (AMT) 10/31 at 100.00 Aa3 2,193,080
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
150 5.000%, 8/01/26, (AMT) 3/22 at 100.00 B 151,497
595 5.000%, 8/01/31, (AMT) 3/22 at 100.00 B 600,938
1,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Refunding
Series 2021A, 5.000%, 7/01/31
No Opt. Call A- 1,246,970
Norfolk Airport Authority, Virginia, Airport Revenue Bonds,
Series 2019:
1,585 5.000%, 7/01/38 7/29 at 100.00 A- 1,890,556
875 5.000%, 7/01/39 7/29 at 100.00 A- 1,042,011
3,885 5.000%, 7/01/43 7/29 at 100.00 A- 4,582,552
Richmond Metropolitan Authority, Virginia, Revenue
Refunding Bonds, Expressway System, Series 1998:
230 5.250%, 7/15/22 - FGIC Insured No Opt. Call A 233,452
330 Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds,
Expressway System, Series 2002, 5.250%, 7/15/22 - FGIC Insured
No Opt. Call A 334,953
3,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1 3,343,950
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
7,725 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 8,863,511
2,825 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 3,229,681
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
3,500 5.000%, 1/01/38, (AMT) 1/32 at 100.00 N/R 4,213,090
1,000 5.000%, 7/01/38, (AMT) 1/32 at 100.00 N/R 1,203,740
1,340 5.000%, 12/31/47, (AMT) 12/32 at 100.00 N/R 1,612,596
2,260 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 2,448,710
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing, OPCO LLC Project, Refunding
Senior Lien Series 2022:
1,125 4.000%, 1/01/38, (AMT)(WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 1,217,048
4,750 4.000%, 1/01/39, (AMT)(WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 5,128,195
6,000 3.000%, 1/01/41, (AMT)(WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 5,454,360
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing, OPCO LLC Project, Senior Lien
Series 2012:
1,500 5.250%, 1/01/32, (AMT) 7/22 at 100.00 BBB 1,521,900
2,665 6.000%, 1/01/37, (AMT) 7/22 at 100.00 BBB 2,707,667
11,590 5.500%, 1/01/42, (AMT) 7/22 at 100.00 BBB 11,751,564

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
$ 2,000 5.000%, 7/01/30 7/27 at 100.00 AA $ 2,336,760
1,000 5.000%, 7/01/33 7/27 at 100.00 AA 1,164,500
2,000 5.000%, 7/01/36 7/27 at 100.00 AA 2,324,580
1,400 5.000%, 7/01/37 7/27 at 100.00 AA 1,626,422
3,250 5.000%, 7/01/42 7/27 at 100.00 AA 3,755,960
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AA- 1,161,730
152,435 Total Transportation 160,221,104
U.S. Guaranteed - 6.8% (5)
405 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call AA 429,025
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R 111,780
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 AA+ 1,187,630
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall
LLC, Series 2013A:
1,000 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,065,820
1,000 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,065,820
2,000 Fairfax County, Virginia, General Obligation Bonds, Refunding Public
Improvement Series 2016A, 5.000%, 10/01/33, (Pre-refunded 4/01/26)
4/26 at 100.00 AAA 2,290,180
1,220 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 1,289,662
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,662,682
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,494,023
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,102,105
5,250 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26)
10/26 at 100.00 AA 6,394,027
Norfolk, Virginia, General Obligation Bonds, Capital
Improvement Series 2019:
3,755 5.000%, 8/01/46, (Pre-refunded 8/01/28) 8/28 at 100.00 AAA 4,556,392
1,870 Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C,
5.000%, 9/01/31, (Pre-refunded 3/01/27)
3/27 at 100.00 AAA 2,187,171
1,000 Prince William County Industrial Development Authority, Virginia, Health
Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince
William Hospital, Refunding Series 2013B, 5.000%, 11/01/25, (Pre-
refunded 11/01/22)
11/22 at 100.00 AA- 1,027,880
Richmond Metropolitan Authority, Virginia, Revenue
Refunding Bonds, Expressway System, Series 1998:
120 5.250%, 7/15/22 - FGIC Insured, (ETM) No Opt. Call Baa2 122,022
2,190 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA 2,414,738
4,500 Virginia Port Authority, General Fund Revenue Bonds, Series 2015,
5.000%, 7/01/38, (Pre-refunded 7/01/25), (AMT)
7/25 at 100.00 AA+ 5,019,930
2,180 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Refunding Series 2012A, 5.000%, 8/01/24, (Pre-refunded 8/01/22)
8/22 at 100.00 AA+ 2,219,458
Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A:
3,975 5.000%, 11/01/42, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R 4,087,135
Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Loan Bond Program, Series 2015D:
725 5.000%, 11/01/40, (Pre-refunded 11/01/25) 11/25 at 100.00 N/R 819,076

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
$ 1,000 5.000%, 12/01/37, (Pre-refunded 12/01/26) 12/26 at 100.00 N/R $ 1,161,160
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 A+ 1,778,170
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 Aaa 328,775
41,115 Total U.S. Guaranteed 45,814,661
Utilities - 7.6%
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 2,013,700
3,660 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 3,680,825
4,000 Fairfax County, Virginia, Sewer Revenue Bonds, Series 2021A, 5.000%,
7/15/46
7/31 at 100.00 AAA 5,039,600
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 2,660,875
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 A- 1,133,930
1,735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 2,027,781
825 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/33
10/27 at 100.00 BBB 924,148
Guam Power Authority, Revenue Bonds, Series 2012A:
390 5.000%, 10/01/27 - AGM Insured 10/22 at 100.00 AA 398,143
1,500 5.000%, 10/01/30 - AGM Insured 10/22 at 100.00 AA 1,531,605
1,350 5.000%, 10/01/34 - AGM Insured 10/22 at 100.00 AA 1,377,648
3,085 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 3,102,554
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call A2 1,924,040
2,975 Newport News, Virginia, Water Revenue Bonds, Series 2021, 5.000%,
7/15/30
No Opt. Call N/R 3,753,558
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 AA+ 4,394,720
1,715 Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42 11/27 at 100.00 AA+ 1,999,090
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37,
144A(WI/DD, Settling 6/15/22)
7/32 at 100.00 N/R 2,375,200
1,355 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.125%, 7/01/37
7/22 at 100.00 CCC 1,373,956
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/32
1/26 at 100.00 Aa1 5,669,300
2,955 Richmond, Virginia, Public Utility Revenue Bonds, Series 2020A, 5.000%,
1/15/34
1/30 at 100.00 Aa1 3,662,723
1,000 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 1,021,770
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 988,640
46,045 Total Utilities 51,053,806
$ 627,336 Total Municipal Bonds (cost $651,184,566) 678,079,604

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
32,138 American Airlines Group Inc (6),(7) $ 554,381
Total Common Stocks (cost $905,444) 554,381
Total Long-Term Investments (cost $652,090,010) 678,633,985
Other Assets Less Liabilities - (1.5)% (10,227,492)
Net Assets - 100% $ 668,406,493
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 678,079,604 $ – $ 678,079,604
Common Stocks 554,381 – – 554,381
Total
$ 554,381 $ 678,079,604 $ – $ 678,633,985
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.